As filed with the Securities and Exchange Commission on June 16, 2000.

                                                COMMISSION FILE NO. 33-48922
                                                COMMISSION FILE NO. 811-6720

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Post-Effective Amendment No. 22
                                      --

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No.  22
                       ---

                MEEDER ADVISOR FUNDS (FORMERLY THE FLEX-PARTNERS)
               (Exact Name of Registrant as Specified in Charter)

             P.O. BOX 7177, 6000 MEMORIAL DRIVE, DUBLIN, OHIO 43017
                (Address of Principal Executive Offices-Zip Code)

Registrant's Telephone Number, including Area Code:  (614)766-7000


         WESLEY F. HOAG, VICE PRESIDENT - MEEDER ASSET MANAGEMENT, INC.
             P.O. BOX 7177, 6000 MEMORIAL DRIVE, DUBLIN, OHIO 43017
                     (Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
         It is proposed that this filing will become effective
                           (check appropriate box).
        -----
       /      /   immediately upon filing pursuant to paragraph (b) of Rule 485
        -----
       /      /   on (date) pursuant to paragraph (b) of Rule 485.
        -----
       /      /   60 days after filing pursuant to paragraph (a)(1).
       ------
       /      /   on           pursuant to paragraph (a)(1).
       ------
       / XXX  /   75 days after filing pursuant to paragraph (a)(2).
       ------
       /      /   on (date) pursuant to paragraph (a)(2) on Rule 485.
       ------

If appropriate, check the following box:

       ------
       /     /    This post-effective amendment designates a new effective date
       ------     for a previously filed post-effective amendment.

The Growth Mutual Fund and Aggressive Growth Mutual Fund Portfolios have also executed this Registration Statement.

                              MEEDER ADVISOR FUNDS

                                 THE GROWTH FUND
                           THE AGGRESSIVE EQUITY FUND

                                   PROSPECTUS

                             ________________, 2000

[LOGOS]

     Each of the Growth Fund and the Aggressive Equity Fund is a series of the Meeder Advisor Funds, a family of funds that includes six load mutual funds covering a variety of investment opportunities.

     This Prospectus gives you important information about the funds that you should know before you invest. Please read this Prospectus carefully and keep it handy for future reference.

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.



                              Meeder Advisor Funds
                               6000 Memorial Drive
                                Dublin, OH 43017
                         1-800-494-3539 or 614-766-7074
                                Fax: 614-766-6669

                                                                       CONTENTS

                                                                       THE FUND

A fund by fund look at investment      The Growth Fund                    _____
goals, strategies, risks, expenses     The Aggressive Equity Fund         _____
and performance

Information on who may want to invest  Who May Want to Invest             _____
and who may not want to invest


More information about the funds       More Information about the Funds   _____
you should know before investing       Who Manages the Funds?             _____
                                       How is the Trust Organized?        _____
                                       How Does Taxation Affect the
                                         Funds and Their Shareholders?    _____


                                                             SHAREHOLDER MANUAL

Information about account              How to Buy Shares                  _____
transactions and services              Distribution Fees                  _____
                                       How to Make Withdrawals
                                        (Redemptions)                     _____
                                       Transaction Policies               _____
                                       Other Shareholder Services         _____


                                                                MORE ABOUT RISK

                                       Investment Practices, Securities
                                         and Related Risks                _____
                                       Risk and Investment Glossary       _____


                                                           FOR MORE INFORMATION

Where to learn more about the funds    Back Cover

                                 THE GROWTH FUND

 [ICON]  INVESTMENT GOAL

          The fund seeks growth of capital. To pursue this goal, the fund invests all of its assets in a portfolio which invests primarily in other mutual funds that are not affiliated with the fund.

 [ICON]  MAIN STRATEGIES

          The fund invests all of its assets in the Growth Mutual Fund Portfolio, a master fund having the same investment goal as the fund. See "Each Fund's Investment in a Portfolio" under "More Information About the Funds." The portfolio is a "fund of funds" that pursues its investment goal by investing primarily in open-end or closed-end investment companies (the "underlying funds"). The underlying funds in which the portfolio invests seek primarily capital growth or appreciation, without regard to current income, by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants). The adviser overweights mutual fund types that it believes represent above average market potential. The adviser continually evaluates market capitalization (for example, blue chip versus small capitalization) and sector rotation (for example, high tech versus industrial companies) when selecting mutual funds. Except when it may be necessary to accumulate cash in order to satisfy minimum purchase requirements of the underlying funds or to meet anticipated redemptions, the portfolio normally will be fully invested in underlying funds.

          The portfolio may invest in common stocks directly.

          The portfolio may invest in unit investment trusts, which are investment vehicles that purchase a fixed portfolio of securities.

          The portfolio may invest up to 100% of its assets directly in, or in underlying funds investing in, future contracts and options on futures contracts.

          Under normal circumstances, the underlying funds in which the Growth Mutual Fund Portfolio invests may incur less risk and volatility than those in which the Aggressive Growth Mutual Fund Portfolio invests. For example, they may trade their portfolios less actively and/or invest in companies whose securities are subject to less erratic movements. Under normal conditions, the underlying funds in which the Growth Mutual Fund Portfolio invests will be likely to own a lower percentage of smaller or newer companies than those in which the Aggressive Growth Mutual Fund Portfolio invests. In addition, under normal circumstances, the underlying funds in which the Growth Mutual Fund Portfolio invests will be less likely to use leverage than those in which the Aggressive Growth Mutual Fund Portfolio invests. Furthermore, under normal circumstances, the Growth Mutual Fund Portfolio will be more likely to be invested in more sectors of the economy than the Aggressive Growth Mutual Fund Portfolio. Although the portfolios may invest in shares of the same underlying fund, the percentage of each portfolio's assets so invested may vary, and the adviser will determine that such investments are consistent with the investment objectives and policies of each portfolio.

          The fund's investment goal is not fundamental and may be changed without shareholder approval.

          For more information, see "How Do the Funds Pursue Their Investment Goals?" under "More Information About the Funds."

 [ICON]  MAIN RISK FACTORS

          When the portfolio is invested in underlying funds that own stocks, the value of your investment in the fund will fluctuate in response to stock market movements.

          The underlying funds may invest in smaller or newer companies, which are more likely to grow, as well as suffer more significant losses, than larger or more established companies. Investments in such companies can be both more volatile and more speculative.

          The underlying funds may invest in aggressive growth stocks, which may be more expensive relative to their earnings or assets compared to value or other stocks. The prices of aggressive growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

          The underlying funds may invest in technology companies. The technology sector has historically been more volatile due to the rapid pace of product change and development within the sector. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements.

          When the portfolio invests in underlying funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the fund may be more volatile than investments in other mutual funds.

          Because the fund invests primarily in underlying funds, the value of your investment will fluctuate in response to the performance of the underlying funds. In addition, investing through the fund in an underlying portfolio of funds involves additional expenses and tax results that would not arise if you invested directly in the funds that the fund owns. By investing indirectly in underlying funds through the fund, you will bear not only your proportionate share of the fund's expenses (including operating costs and investment advisory, 12b-1 and administrative fees), but also, indirectly, similar expenses and charges of the underlying funds, including any contingent deferred sales charges and redemption charges. Finally, you may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

          As with any mutual fund, loss of money is a risk of investing in the fund. Please read "More About Risk" carefully before investing.

                                   PERFORMANCE

          Performance history will be available for the fund after it has been in operation for one calendar year. The fund commenced operation on __________, 2000.

 [ICON]  FEES AND EXPENSES OF THE FUND

          The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

         SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

         Maximum Sales Charge (Load) Imposed on

              Purchases (as a percentage of offering price)             None
         Maximum Deferred Sales Charge (Load) (as a
              percentage of offering price or redemption
              proceeds, as applicable)                                  1.50%1
         Exchange fee                                                   None

     Please see "How to Buy Shares" for an explanation of how and when this sales charge applies.

         ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) 2

              Management Fees                                           0.75%
              Distribution and Service (12b-1) Fees                     1.00%
              Other Expenses3                                           0.48%
                                                                        -----
              Total Annual Fund Operating Expenses                      2.23%
              Expense Reimbursement4                                  - 0.23%
                                                                      -------
              Net Expenses                                              2.00%

          1 A contingent deferred sales charge applies only if redemption occurs within twenty-four months from purchase. See "How to Buy Shares" and "How to Make Withdrawals (Redemptions)."

          2 This table and the Example below reflect the expenses of the fund and its proportionate share of expenses from its corresponding portfolio. See "Each Fund's Investment in a Portfolio" under "More Information About the Funds."

          3 "Other Expenses" are based upon estimated amounts for the current fiscal year.

          4 The adviser has contractually agreed to reduce its fees and/or absorb expenses to limit the fund's total annual operating expenses to 2.00%. The adviser may terminate this agreement after April 30, 2001.

          EXAMPLE

          The example in the table below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

          Assuming you

               o     invest $10,000 in the fund
               o     redeem your shares at the end of the periods shown below
               o     earn a 5% return each year and
               o     incur the same fund operating expenses shown above,

          your cost of investing in the fund would be:

                                    1 YEAR           3 YEARS
                                    ------           -------
                                    $358             $   675


          You would pay the following expenses if you did not redeem your shares:

                                    1 YEAR           3 YEARS
                                    ------           -------
                                    $203             $   675

          Of course, your actual costs may be higher or lower.

                           THE AGGRESSIVE EQUITY FUND

[ICON]   INVESTMENT GOAL

          The fund seeks growth of capital. To pursue this goal, the fund invests all of its assets in a portfolio which invests primarily in other mutual funds that are not affiliated with the fund.

 [ICON]  MAIN STRATEGIES

          The fund invests all of its assets in the Aggressive Growth Mutual Fund Portfolio, a master fund having the same investment goal as the fund. See "Each Fund's Investment in a Portfolio" under "More Information About the Funds." The portfolio is a "fund of funds" that pursues its investment goal by investing primarily in open-end or closed-end investment companies (the "underlying funds"). The underlying funds in which the portfolio invests seek primarily capital growth or appreciation, without regard to current income, by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants). The adviser overweights mutual fund types that it believes represent above average market potential. The adviser continually evaluates market capitalization (for example, blue chip versus small capitalization) and sector rotation (for example, high tech versus industrial companies) when selecting mutual funds. Except when it may be necessary to accumulate cash in order to satisfy minimum purchase requirements of the underlying funds or to meet anticipated redemptions, the portfolio normally will maintain its assets invested in underlying funds.

          The portfolio may invest in common stocks directly.

          The portfolio may invest in unit investment trusts, which are investment vehicles that purchase a fixed portfolio of securities.

          The portfolio may invest up to 100% of its assets directly in, or in underlying funds investing in, future contracts and options on futures contracts.

          The underlying funds in which the Aggressive Growth Mutual Fund Portfolio invests may incur more risk and volatility than those in which the Growth Mutual Fund Portfolio invests. For example, they may trade their portfolios more actively (which results in higher brokerage commissions and increased realization of taxable gains) and/or invest in companies whose securities are subject to more erratic movements. Under normal conditions, the underlying funds in which the Aggressive Growth Mutual Fund Portfolio invests will be likely to own a higher percentage of smaller or newer companies than those in which the Growth Mutual Fund Portfolio invests. In addition, under normal circumstances, the underlying funds in which the Aggressive Growth Mutual Fund Portfolio invests will be more likely to use leverage than those in which the Growth Mutual Fund Portfolio invests. Furthermore, under normal circumstances, the Aggressive Growth Mutual Fund Portfolio will be more likely to be invested in fewer sectors of the economy than the Growth Mutual Fund Portfolio. Although the portfolios may invest in shares of the same underlying fund, the percentage of each portfolio's assets so invested may vary, and the adviser will determine that such investments are consistent with the investment objectives and policies of each portfolio.

          The fund's investment goal is not fundamental and may be changed without shareholder approval.

          For more information, see "How Do the Funds Pursue Their Investment Goals?" under "More Information About the Funds."

 [ICON]  MAIN RISK FACTORS

          The adviser uses an aggressive growth strategy in choosing the fund's investments. As a result, an investment in the fund involves a greater degree of risk, and its share price may be more volatile, than an investment in a conservative equity fund or a growth fund invested entirely in proven growth stocks.

          When the portfolio is invested in underlying funds that own stocks, the value of your investment in the fund will fluctuate in response to stock market movements.

          The underlying funds may invest in smaller or newer companies, which are more likely to grow, as well as suffer more significant losses, than larger or more established companies. Investments in such companies can be both more volatile and more speculative.

          The underlying funds may invest in aggressive growth stocks, which may be more expensive relative to their earnings or assets compared to value or other stocks. The prices of aggressive growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

          The underlying funds may invest in technology companies. The technology sector has historically been more volatile due to the rapid pace of product change and development within the sector. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements.

          When the portfolio invests in underlying funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the fund may be more volatile than investments in other mutual funds.

          Because the fund invests primarily in underlying funds, the value of your investment will fluctuate in response to the performance of the underlying funds. In addition, investing through the fund in an underlying portfolio of funds involves additional expenses and tax results that would not arise if you invested directly in the funds that the fund owns. By investing indirectly in underlying funds through the fund, you will bear not only your proportionate share of the fund's expenses (including operating costs and investment advisory, 12b-1 and administrative fees), but also, indirectly, similar expenses and charges of the underlying funds, including any contingent deferred sales charges and redemption charges. Finally, you may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

          As with any mutual fund, loss of money is a risk of investing in the fund. Please read "More About Risk" carefully before investing.

[ICON]   FEES AND EXPENSES OF THE FUND

          The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

          SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

          Maximum Sales Charge (Load) Imposed on

               Purchases (as a percentage of offering price)     None
          Maximum Deferred Sales Charge (Load) (as a
               percentage of offering price or redemption
               proceeds, as applicable)                          1.50%1
          Exchange fee                                           None

          Please see "How to Buy Shares" for an explanation of how and when this sales charge applies.

          ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) 2

          Management Fees                                        0.75%
          Distribution and Service (12b-1) Fees                  1.00%
          Other Expenses3                                        0.48%
                                                                 -----
          Total Annual Fund Operating Expenses                   2.23%
          Expense Reimbursement4                               - 0.23%
                                                               -------
          Net Expenses                                           2.00%

          1 A contingent deferred sales charge applies only if redemption occurs within twenty-four months from purchase. See "How to Buy Shares" and "How to Make Withdrawals (Redemptions)."

          2 This table and the Example below reflect the expenses of the fund and its proportionate share of expenses from its corresponding portfolio. See "Each Fund's Investment in a Portfolio" under "More Information About the Funds."

          3 "Other Expenses" are based upon estimated amounts for the current fiscal year.

          4 The adviser has contractually agreed to reduce its fees and/or absorb expenses to limit the fund's total annual operating expenses to 2.00%. The adviser may terminate this agreement after April 30, 2001.

          EXAMPLE

          The example in the table below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

          Assuming you

               o     invest $10,000 in the fund
               o     redeem your shares at the end of the periods shown below
               o     earn a 5% return each year and

               o     incur the same fund operating expenses shown above,

          your cost of investing in the fund would be:

                                    1 YEAR           3 YEARS
                                    ------           -------
                                    $358             $   675


          You would pay the following expenses if you did not redeem your shares:

                                    1 YEAR           3 YEARS
                                    ------           -------
                                    $203             $   675

          Of course, your actual costs may be higher or lower.

                             WHO MAY WANT TO INVEST

          THE GROWTH FUND

          The fund may be appropriate if you:

          o    are seeking long-term growth potential

          o    are seeking to be invested in the stock market at all times

          o    are seeking to diversify your portfolio

          o    are investing with a long-term horizon

          The fund may not be appropriate if you:

          o    are investing to meet short-term financial goals

          o are unwilling to accept an investment that will go up and down in value


          THE AGGRESSIVE EQUITY FUND

          The fund may be appropriate if you:

          o    are seeking long-term growth potential

          o are seeking to maximize returns from an aggressive growth strategy that is invested in the stock market at all times

          o    are seeking to diversify your portfolio

          o    are investing with a long-term horizon

          The fund may not be appropriate if you:

          o    are investing to meet short-term financial goals

          o are unwilling to accept an investment that will go up and down in value

                        MORE INFORMATION ABOUT THE FUNDS

EACH FUND'S INVESTMENT IN A PORTFOLIO

     Each fund seeks to achieve its investment goal by investing all of its assets in a corresponding portfolio. The Growth Fund invests in the Growth Mutual Fund Portfolio and the Aggressive Equity Fund invests in the Aggressive Growth Mutual Fund Portfolio.

     Each portfolio has the same investment goal as its corresponding fund. Each fund's investment policies are also substantially similar to its corresponding portfolio's, except the fund may pursue its policies by investing in an open-end management investment company with the same investment goal and substantially similar policies and restrictions as the fund. Each fund buys shares of its corresponding portfolio at net asset value. An investment in a fund is an indirect investment in its corresponding portfolio.

     It is possible that a fund may withdraw its investment in its corresponding portfolio and subsequently invest in another open-end management investment company with the same investment goal and substantially similar policies. This could happen if a portfolio changes its investment goal or if the board of trustees, at any time, considers it in the fund's best interest.

     A fund's structure, where it invests all of its assets in its corresponding portfolio, is sometimes called a "master/feeder" structure. You will find more detailed information about this structure and the potential risks associated with it in the Statement of Additional Information.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT GOALS?

     The underlying funds in which the Growth Mutual Fund Portfolio and Aggressive Growth Fund Portfolio invest will consist of mutual funds and closed end funds that invest primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), and that seek capital growth or appreciation, without regard to current income. The portfolios will not invest in other funds of the Flex-funds or Meeder Advisor Funds family of funds, the corresponding portfolios of which are also managed by the adviser.

     Investment decisions by the investment advisers of the underlying funds are made independently of a portfolio and the adviser. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result of this would be an indirect expense to a portfolio without accomplishing any investment purpose.

     The portfolios will generally purchase "no-load" mutual funds, which are sold and purchased without a sales charge. A portfolio may also purchase "load" mutual funds, but only if the load, or sales commission, is waived for purchases or sales made by the portfolio.

     A portfolio may also invest in "closed-end" funds. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% and 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as NASDAQ), and in some cases may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand by the issuer like shares of a mutual fund, investors seek to buy and sell shares of closed-end funds in the secondary market.

     A portfolio may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund that a portfolio purchases will ever decrease. In fact, it is possible that this market discount may increase, and a fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of a portfolio's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a portfolio at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by a portfolio.

     TYPES OF FUNDS. Normally, a portfolio invests in the following types of mutual funds: aggressive growth, growth, small capitalization, specialty and industry sector funds. In addition, a portfolio may at times desire to gain exposure to the stock market through the purchase of "index" funds (funds that purchase stocks represented in popular stock market averages) with a portion of its assets. A portfolio may also invest in underlying funds holding foreign securities. The adviser will vary the proportion of each type of underlying fund based on the mix of such funds that may, in the adviser's view, be most likely to achieve the funds' investment goals.

     The adviser selects underlying funds in which to invest based in part on their investment goals and strategies, their investment adviser and portfolio manager, and on the analysis of their past performance (absolute, relative, and risk-adjusted). The adviser also considers other factors in the selection of funds, such as fund size, liquidity, expense ratio, general composition of its investment portfolio, and current and expected portfolio holdings. Many funds in which a portfolio invests may not share the same investment goal and investment limitations as the portfolio.

     INDEX-BASED INVESTMENTS. A portfolio may invest in index-based investments
(IBIs), including Standard & Poor's Depositary Receipts (SPDRs). IBIs are shares of publicly traded unit investment trusts that own the stocks in the relevant index. For example, SPDRs represent ownership interests in unit investment trusts holding a portfolio of securities closely reflecting the price performance and dividend yield of the S&P 500 Index. IBIs, including SPDRs, are subject to the risk of an investment in a broadly based portfolio of common stocks, including the risk of declines in the general level of stock prices. They are also subject to trading halts due to market conditions or other reasons that, in the view of the American Stock Exchange, make trading IBIs inadvisable.

                              WHAT ARE DERIVATIVES?

     A derivative is a financial contract whose value is based on or derived from a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for over 20 years. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.

     Similar risks exist for warrants (securities that permit their owners to purchase a specific number of shares of stock at a predetermined price), and convertible securities (securities that may be exchanged for a different asset). For this reason, the Portfolios will not use futures, options, warrants or convertible securities for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.

     The reasons for which a Portfolio will invest in futures and options are:

     o To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks and bonds;

     o To reduce the Portfolio's transaction costs or add value when these instruments are favorably priced;

     o To forego taxes that would otherwise have to be paid on gains from the sale of the Portfolio securities; and

     o To attempt to protect the value of certain securities owned or intended to be purchased by the Portfolio while the manager is making a change in the Portfolio's investment position.

                      PAST PERFORMANCE OF PRIVATE ACCOUNTS

     PURPOSE OF PAST PERFORMANCE. The performance information below is provided to show the past performance of the adviser in managing substantially similar accounts to the Growth Mutual Fund Portfolio and the Aggressive Growth Mutual Fund Portfolio, and to measure the past performance against a market index, the S&P 500 Composite Stock Price Index, and against peer fund indexes, Morningstar's Average Growth Fund Index and Morningstar's Average Aggressive Growth Fund Index, respectively.

     WHAT PAST PERFORMANCE DOES NOT REPRESENT. THE PAST PERFORMANCE SHOWN BELOW DOES NOT REPRESENT THE PERFORMANCE OF THE GROWTH MUTUAL FUND PORTFOLIO OR THE GROWTH FUND, OR THE AGGRESSIVE GROWTH MUTUAL FUND PORTFOLIO OR THE AGGRESSIVE EQUITY FUND. You should not consider the past performance shown below as an indication of the future performance of the Growth Mutual Fund Portfolio or the Growth Fund, or the Aggressive Growth Mutual Fund Portfolio or the Aggressive Equity Fund.

     SIMILAR ACCOUNTS. Mr. Voelker served as the adviser's portfolio manager for privately managed accounts having investment goals, policies, strategies and risks substantially similar to those of the Growth Mutual Fund Portfolio and the Growth Fund, and the Aggressive Growth Mutual Fund Portfolio and the Aggressive Equity Fund. Substantially all of the assets of these privately managed accounts have invested in mutual funds.

     CALCULATION OF PAST PERFORMANCE. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the private accounts without providing for federal or state income taxes. Custodial fees, if any, were not used to reduce performance returns. The adviser's composite includes all actual, fee paying, discretionary, private accounts managed by the adviser that have investment objectives, policies, strategies and risks substantially similar to those of the Growth Mutual Fund Portfolio and the Growth Fund, and the Aggressive Growth Mutual Fund Portfolio and the Aggressive Equity Fund. Cash and equivalents are included in performance returns. The yearly returns of the adviser's composite combine the individual accounts' returns by asset-weighting each individual account's asset value as of the beginning of each quarter. The yearly returns are computed by linking the returns of each quarter within the calendar year.

     DIFFERENCES IN REGULATION. The private accounts that are included in the adviser's composite are not subject to the same types of expenses to which the Growth Mutual Fund Portfolio or the Growth Fund, or the Aggressive Growth Mutual Fund Portfolio or the Aggressive Equity Fund are subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Growth Mutual Fund Portfolio and the Growth Fund, or the Aggressive Growth Mutual Fund Portfolio and the Aggressive Equity Fund by federal securities laws governing mutual funds and tax laws. Consequently, the performance results for the adviser's composite could have been adversely affected if the private accounts included in the composite had been regulated as mutual funds under the federal securities laws.

     The investment results of the adviser's composite presented below are unaudited and not intended to predict or suggest the returns that might be experienced by the Growth Mutual Fund Portfolio or the Aggressive Growth Mutual

Fund Portfolio or that you might experience by investing in the Growth Fund or the Aggressive Equity Fund. You should also be aware that the SEC uses a method different from that used below to calculate mutual fund performance, which could result in different performance returns.

                      PAST PERFORMANCE OF PRIVATE ACCOUNTS

              MEEDER ASSET
              MANAGEMENT, INC.                                MORNINGSTAR'S
              GROWTH ACCOUNTS                                 AVERAGE
YEAR          COMPOSITE                      S&P 500(1)       GROWTH FUND(2)
----          ---------------                ----------       --------------
1995              25.88%                       37.53%            31.47%
1996              13.90%                       22.95%            19.93%
1997              20.75%                       33.35%            24.92%
1998              28.20%                       28.58%            20.25%
1999              57.56%                       21.04%            29.92%

              MEEDER ASSET
              MANAGEMENT, INC.                                MORNINGSTAR'S
              AGGRESSIVE                                      AVERAGE
              GROWTH ACCOUNTS                                 AGGRESSIVE
YEAR          COMPOSITE                      S&P 500(1)       GROWTH FUND(2)
----          ---------------                ----------       --------------
1995              24.02%                       37.53%            36.81%
1996              11.72%                       22.95%            13.86%
1997              18.05%                       33.35%            16.90%
1998              31.98%                       28.58%            16.41%
1999              70.93%                       21.04%            60.18%

 (1) The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(2) An index of mutual funds, such as Morningstar's Average Growth Fund Index or Morningstar's Average Aggressive Equity Fund Index, includes a number of mutual funds grouped by investment objective. Each of those funds interprets that objective differently, and each employs a different management style and investment strategy.

                             WHO MANAGES THE FUNDS?

THE BOARD. The board of trustees oversees the management of the funds and the portfolios, and elects their officers. The officers are responsible for the funds and the portfolios' day-to-day operations. Information concerning the trustees and officers of the funds appears in the Statement of Additional Information.

INVESTMENT ADVISER. Meeder Asset Management, Inc. ("Meeder"), formerly R. Meeder & Associates, Inc., serves as investment adviser to the portfolios. Meeder has been an investment adviser to individuals, pension and profit sharing plans, trusts, charitable organizations, corporations and other institutions since 1974. As of December 31, 1999, Meeder and its affiliates managed approximately $2.2 billion in assets. Meeder has its principal offices at 6000 Memorial Drive, Dublin, OH 43017.

PORTFOLIO MANAGER. Philip A. Voelker is primarily responsible for the day-to-day management of the Growth Mutual Fund Portfolio and the Aggressive Growth Mutual Fund Portfolio. Mr. Voelker, Senior Vice President and Chief Investment Officer of Meeder, has managed assets on behalf of Meeder since 1975.

MANAGEMENT FEES. Each portfolio pays management fees totaling 0.75% of the portfolio's first $200,000,000 in average daily net assets and 0.60% of the portfolio's average daily net assets in excess of $200,000,000. For more information about management fees, see "Investment Adviser" in the Statement of Additional Information.

DISTRIBUTOR. Adviser Dealer Services, Inc. ("ADS"), 6000 Memorial Drive, Dublin, Ohio 43017, an affiliate of Meeder, serves as the distributor of the shares of the funds.

                           HOW IS THE TRUST ORGANIZED?

     Each fund is an open-end management investment company that is a series of the Meeder Advisor Funds trust (the "Trust").

     The Trust is supervised by a board of trustees, an independent body that has ultimate responsibility for the funds' activities. The board retains various companies to carry out the funds' operations, including the investment adviser, custodian, transfer agent and others. The board has the right, and the obligation, to terminate a fund's relationship with any of these companies and to retain a different company if the board believes it is in the shareholders' best interests. At a mutual fund's inception, the initial shareholder (typically the adviser) appoints the fund's board. Thereafter, the board and the shareholders determine the board's membership. The board of the Trust may include individuals who are affiliated with the investment adviser.

     The funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving a management contract or approving a 12b-1 plan (12b-1 fees are explained in "Distribution Fees"). A shareholder meeting for the purpose of removing board members may be called by a vote of 10% of the outstanding shares of the Trust.

PORTFOLIO TRADES

     In placing portfolio trades, the adviser may use brokerage firms that market a portfolio's corresponding fund's shares, but only when the adviser believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price. As long as the adviser believes a brokerage firm can provide this combination, it may consider research and related services when choosing a brokerage firm. Brokerage firms may use a portion of the commissions paid by a portfolio to reduce its, or its corresponding fund's, expenses.

DIVERSIFICATION

     The funds are diversified, which means a fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company. However, a fund may invest more than 5% of its assets in the shares of one mutual fund.

           HOW DOES TAXATION AFFECT THE FUNDS AND THEIR SHAREHOLDERS?

HOW DOES A PORTFOLIO EARN INCOME AND GAINS?

     A portfolio may earn dividends and interest (a portfolio's "income") on its investments. When a portfolio sells a security for a price that is higher than it paid, it has a gain. When a portfolio sells a security for a price that is lower than it paid, it has a loss. If a portfolio has held the security for more than one year, the gain or loss will be a long-term capital gain or loss. If a portfolio has held the security for one year or less, the gain or loss will be a short-term capital gain or loss. A portfolio's gains and losses are netted together, and, if a portfolio has a net gain (a portfolio's "gain"), that gain will generally be distributed to you.

TAXATION OF A PORTFOLIO'S INVESTMENTS

     A portfolio invests your money in the securities that are described in the sections "Main Strategies" and "How Do the Funds Pursue Their Investment Goals?" Special tax rules may apply in determining the income and gains that a portfolio earns on its investments. These rules may, in turn, affect the amount of distributions that the funds pay to you. These special tax rules are discussed in the SAI.

     TAXATION OF A FUND. As a regulated investment company, a fund generally pays no federal income tax on the income and gains that it distributes to you.

     FOREIGN TAXES. Foreign governments may impose taxes on the income and gains from a portfolio's investments in foreign securities. These taxes will reduce the amount of a fund's distributions to you.

TAXATION OF SHAREHOLDERS

WHAT IS A DISTRIBUTION?

     As a shareholder, you will receive your share of a fund's income and gains on its corresponding portfolio's investments in stocks and other securities. The fund's income and short-term capital gains are paid to you as ordinary dividends. If the fund pays you an amount in excess of its income and gains, this excess will generally be treated as a non-taxable return of capital. These amounts, taken together, are what we call the fund's distributions to you. The Growth Fund and the Aggressive Equity Fund pay dividends from their net investment income on a quarterly basis. Both funds distributes capital gains, if any, annually.

     DISTRIBUTIONS. Distributions from a fund, whether you receive them in cash or in additional shares, are generally subject to income tax. A fund will send you a statement in January of the current year that reflects the amount of ordinary dividends, capital gain distributions and non-taxable distributions you received from the fund in the prior year. This statement will include distributions declared in December and paid to you in January of the current year, but which are taxable as if paid on December 31 of the prior year. The IRS requires you to report these amounts on your income tax return for the prior year.

     DISTRIBUTIONS TO RETIREMENT PLANS. Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you. Special rules apply to payouts from Roth and Education IRAs.

     DIVIDENDS-RECEIVED DEDUCTION. Corporate investors may be entitled to a dividends-received deduction on a portion of the ordinary dividends they receive from a fund.

     BUYING A DIVIDEND. Purchasing fund shares in a taxable account shortly before a distribution is known as "buying a dividend." In taxable accounts, you must pay income taxes on the distribution whether you take the distribution in cash or reinvest it. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares. The risk in buying a dividend is that the portfolios may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

     DIVIDEND REINVESTMENTS. Most investors have their dividends reinvested in additional shares of the same fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend payable date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

     REDEMPTIONS AND EXCHANGES

     WHAT IS A REDEMPTION?

     A redemption is a sale by you to a fund of some or all of your shares in the fund. The price per share you receive when you redeem fund shares may be more or less than the price at which you purchased those shares. An exchange of shares in a fund for shares of another Meeder Advisor Funds fund is treated as a redemption of fund shares and then a purchase of shares of the other Meeder Advisor Funds fund. When you redeem or exchange your shares, you will generally have a gain or loss, depending upon whether the amount you receive for your shares is more or less than your cost or other basis in the shares.

     If you redeem your shares or if you exchange your shares in a fund for shares in another Meeder Advisor Funds fund, you will generally have a gain or loss that the IRS requires you to report on your income tax return. All or a portion of any loss on the redemption or exchange of your shares in a fund will be disallowed by the IRS if you purchase other shares in that fund within 30 days before or after your redemption or exchange.

     U.S. GOVERNMENT INTEREST. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain restrictions. The funds will provide you with information at the end of each calendar year on the amount of any such dividends that may qualify for exemption from reporting on your individual income tax returns.

     NON-U.S. INVESTORS. Ordinary dividends generally will be subject to U.S. income tax withholding. Your home country may also tax ordinary dividends, capital gain distributions, and gains arising from redemptions or exchanges of your fund shares. Fund shares held by the estate of a non-U.S. investor may be subject to U.S. estate tax. You may wish to contact your tax adviser to determine the U.S. and non-U.S. tax consequences of your investment in the funds.

     STATE TAXES. Ordinary dividends and capital gain distributions that you receive from the funds, and gains arising from redemptions or exchanges of your fund shares, will generally be subject to state and local income tax. The holding of fund shares may also be subject to state and local intangibles taxes. You may wish to contact your tax adviser to determine the state and local tax consequences of your investment in the funds.

                               SHAREHOLDER MANUAL

                                HOW TO BUY SHARES

MINIMUM INVESTMENT. The minimum investment to open an account in a fund is $2,500 except an Individual Retirement Account (IRA) which has a $500 minimum. Subsequent investments in any account may be made in amounts of at least $100.

OPENING AN ACCOUNT -- You may open an account and make an investment by purchasing shares through brokerage firms having sales agreements with the Distributor. You may also purchase shares directly from Meeder Advisor Funds by submitting a check. In the case of a new account, fill out the New Account Application accompanying this Prospectus. Be sure to specify the name of the fund and class of shares in which you are investing. A check payable to each fund you specify must accompany your New Account Application. You may make payments by check or Federal Reserve Draft payable to the particular fund(s) specified on the application. Please send your completed application and payment to the following address: MEEDER ADVISOR FUNDS, C/O MUTUAL FUNDS SERVICE CO., P.
O. BOX 7177, DUBLIN, OHIO 43017.

     Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred in the transaction. All orders for the purchase of shares are subject to acceptance or rejection by each fund or by the Distributor. Direct purchase orders received by Mutual Funds Service Company (the "Transfer Agent"), the funds' transfer agent, by 4:00 p.m., Eastern time, are confirmed at that day's public offering price. Direct purchase orders received by the Transfer Agent after 4:00 p.m. and orders received by brokerage firms after 5:00 p.m. are confirmed at the public offering price on the following business day.

     Wire orders for shares of the funds received by dealers prior to 4:00 p.m., Eastern time, and received by the Transfer Agent before 5:00 p.m., Eastern time on the same day, are confirmed at that day's public offering price. Orders received by dealers after 4:00 p.m., Eastern time, are confirmed at the public offering price on the following business day. It is the dealer's obligation to place the order with the Transfer Agent before 5:00 p.m., Eastern time, and to forward payment to Firstar Bank, N.A., the Custodian for the funds.

     If the wire order is for a new account, or to open an account in a different fund, you must telephone the fund prior to making your initial investment. Call 1-800-494-3539, or (614) 766-7074. Be sure to specify the name of the fund and class of shares in which you wish to invest. Advise the fund of the amount you wish to invest and obtain an account number and instructions. Money sent by a single wire can only be invested in one fund. Have your bank wire federal funds to:

FIRSTAR BANK, N.A. CINTI/TRUST
     ABA #: 042-00001-3
ATTENTION:  MEEDER ADVISOR FUNDS
     (and Name of Fund - see below)
     CREDIT ACCOUNT NUMBER (account
         number for Fund as follows):

         THE GROWTH FUND--
                  Account Number ______________

         THE AGGRESSIVE EQUITY FUND--
                  Account Number ______________

     ACCOUNT NAME (your name)
     YOUR MEEDER ADVISOR FUNDS  ACCOUNT NUMBER

     No stock certificates will be issued. Instead, the Transfer Agent will establish an account for each investor, and all shares purchased or received, including those acquired through the reinvestment of dividends and distributions, are registered on the books of each fund and credited to such account.

     Each fund will not permit redemptions until it receives the New Account Application in good order.

     SUBSEQUENT INVESTMENTS - You may make subsequent investments in an existing account in a fund by mailing a check payable to the fund you specify. Please include your account number and the class of shares in which you wish to invest on the check and mail as follows:

          MEEDER ADVISOR FUNDS
          C/O MUTUAL FUNDS SERVICE CO.
          P. O. BOX 7177
          DUBLIN, OHIO  43017

     You may also make subsequent investments by bank wire as described above. You must notify the fund prior to each wire purchase. Wires sent without notifying the fund will result in a delay of the effective date of your purchase.

     CONTINGENT DEFERRED SALES CHARGE. You may purchase shares at net asset value without an initial sales charge. There is a 1.50% contingent deferred sales charge (CDSC) on any shares you sell within 18 months of purchase. There is a 0.75% CSDC on any shares you sell after 18 months of purchase and before 24 months of purchase. The CDSC is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends.

     To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased.

     The shares bear an asset based service fee of 0.25% and a Rule 12b-1 fee of up to 0.75%. The shares provide the benefit of putting all of your dollars to work from the time the investment is made.

     All CDSC's imposed on redemptions are paid to the Distributor. The Distributor intends to pay a commission of 1% of the purchase amount to participating dealers at the time the investor purchases shares.

     SALES CHARGE WAIVERS: The funds may waive, where applicable, the CDSC on redemption:

     o    following the death of a shareholder,

     o if a shareholder becomes unable to engage in any substantial gainful activity by reason of a medically determinable physical or mental impairment which can be expected to result in death or be of long-continued and indefinite duration,

     o when a total or partial redemption is made in connection with a distribution from IRAs or other qualified retirement plans after attaining age 59-1/2.

See "Other Shareholder Services - Systematic Withdrawal Program" and the Statement of Additional Information.

     The funds may waive the CDSC on the redemption of shares owned by banks, bank trust departments, savings and loan associations, federal and state credit unions, trust companies, investment advisers and broker-dealers, either in their fiduciary capacities or for their own accounts. These institutions may charge fees to clients for whose accounts they purchase shares for which the CDSC has been waived.

                                DISTRIBUTION FEES

     Rule 12b-1 of the Investment Company Act permits mutual funds that adopt a written plan to pay out of fund assets certain expenses relating to the sale and distribution of their shares. The funds have adopted two 12b-1 plans. Under these plans, each fund pays the distributor an annual distribution fee of up to 0.75% of the average daily net assets of the fund.

     The funds have adopted two service plans. Under these plans, each fund class pays the distributor an annual service fee of 0.25% of the average daily net assets of the fund.

     Distribution fees are used primarily to offset initial and ongoing commissions paid to brokerage firms for selling shares of the funds. The distributor may use distribution fees that are not allocated to brokerage firms to reduce its own sales and marketing expenses. Service fees are used primarily to reimburse brokerage firms for providing personal services to fund shareholders and maintaining shareholder accounts. Brokerage firms are eligible for reimbursement beginning twelve months after the time of sale. The distributor may use service fees that are not allocated to brokerage firms to reduce its own expenses for providing personal services and maintaining shareholder accounts.

     Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

                      HOW TO MAKE WITHDRAWALS (REDEMPTIONS)

     You may redeem shares and withdraw funds at net asset value per share less any applicable CDSC. There are no redemption fees. (See "Valuation of Shares.")

     BY MAIL -- You may redeem shares by mailing a written request to Meeder Advisor Funds, c/o Mutual Funds Service Co., P. O. Box 7177, Dublin, OH 43017. Certain requests by mail must include a signature guarantee. It is designed to protect you and the fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

     o    Your account registration has changed within the last 30 days;

     o The check is being mailed to a different address than the one on your account (record address);

     o The check is being made payable to someone other than the account owner; or

     o The redemption proceeds are being transferred to a fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

     We may require further documentation if you are requesting redemption of shares held of record in the name of corporations or trustees, and other fiduciaries.

     Amounts withdrawn are mailed without charge to the address printed on your account statement.

     BY BANK WIRE -- You may redeem by telephone by placing a wire redemption through a securities dealer. Wire redemption requests received by dealers prior to 4:00 p.m., Eastern time, and received by the Transfer Agent before 5:00 p.m., Eastern time on the same day, are confirmed at that day's net asset value per share. Direct wire redemption requests must be received by 4:00 p.m. to be confirmed at that day's net asset value.

     WHEN REDEMPTIONS ARE EFFECTIVE -- Redemptions are made at the net asset value per share, less any applicable CDSC, next determined after receipt of a redemption request in good order. (See "Valuation of Shares.")

     WHEN PAYMENTS ARE MADE -- Shares are redeemed at their net asset value per share next determined after receipt by the Transfer Agent of the redemption request in the form described above, less any applicable CDSC. Payment is normally made within seven days after the redemption request.

                               EXCHANGE PRIVILEGE

     An exchange represents the sale of shares of one fund and the purchase of shares of another, which may produce a gain or loss for tax purposes.

     Your exchange will be processed at the net asset value (less any CDSC that applies) next determined after the Transfer Agent receives your exchange request. You will receive a prospectus along with your confirmation if you exchange into a fund not offered in this Prospectus. The exchange feature may be modified or discontinued at any time, upon notice to you in accordance with federal securities rules.

     Your exchange may be processed only if the shares of the fund to be purchased are eligible for sale in your state and if the amount of your purchase meets the minimum requirements for that fund. The exchange privilege is only available in states in which it may be legally offered.

     You may exchange shares at net asset value only for Class C shares of any other Meeder Advisor Funds fund and for shares of The Flex-funds Money Market Fund, a single class money market fund managed by the Manager. You may not exchange shares of the funds for Class A shares of any other Meeder Advisor Funds fund.

     Each fund may refuse exchange purchases by anyone, if in the manager's judgment, the fund would be unable to invest effectively in accordance with its investment goals and strategies, or would otherwise be affected in a negative way.

IF YOU HAVE ANY QUESTIONS ON EXCHANGE OR REDEMPTION PROCEDURES, CALL YOUR BROKERAGE FIRM OR THE TRANSFER AGENT.

                              TRANSACTION POLICIES

     VALUATION OF SHARES. The net asset value per share (NAV) for each fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time) by dividing the fund's net assets by the number of its shares outstanding. The NAV is not calculated on days when the New York Stock Exchange is closed. For a list of holidays when the New York Stock Exchange is closed, please see "Additional Purchases and Redemption Information" in the Statement of Additional Information.

     The assets of the portfolios are generally valued on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the adviser under procedures adopted by the Board of Trustees.

     EXECUTION OF REQUESTS. Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received by the transfer agent.

     At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

     In unusual circumstances, a fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven days, as allowed by federal securities laws.

     TELEPHONE TRANSACTIONS. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Proceeds from telephone transactions can only be mailed to the address of record.

     SALES IN ADVANCE OF PURCHASE PAYMENTS. When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to fifteen days after the purchase.

                           OTHER SHAREHOLDER SERVICES

     AUTOMATIC ACCOUNT BUILDER: This program offers you a convenient way for you to invest in a fund by automatically transferring money from your checking or savings account each month to buy shares. Under the program, regular investments in a fund of $100 or more will be deducted from your checking or savings account and invested in shares of the fund or funds selected. Your bank must be a member of the Automated Clearing House (ACH). To sign up, complete the Automatic Account Builder section of your New Account Application. There is no additional charge for this service.

     SYSTEMATIC WITHDRAWAL PROGRAM: This program allows you to automatically sell your shares and receive regular distributions of $100 or more from your account. You must either own or purchase shares having a value of at least $10,000 and advise the Trust in writing of the amount to be distributed and the desired frequency, i.e., monthly, quarterly or annually. To sign up, complete the appropriate section of your New Account Application. You should realize that if withdrawals exceed income dividends, the invested principal may be depleted.

     Withdrawals under this program from your account will be subject to any CDSC that applies, with the following exceptions. No CDSC will be charged on withdrawals:

     o that involve a distribution from an IRA or other qualified retirement plan after attaining age 59-1/2; or

     o in an amount that does not exceed 10% annually of the "initial account value" -- i.e., the value of your account at the time you elect to participate in this program, and thereafter, the value of your account as of the first day of any calendar year.

You may make additional investments and may change or stop the program at any time. There is no charge for this program.

     RETIREMENT PLANS: The Trust offers retirement plans, which include a prototype Profit Sharing Plan, a Money Purchase Pension Plan, a Salary Savings

Plan--401(k), Tax-Sheltered Custodial Account - 403(b)(7), an Individual Retirement Account (IRA), a Roth IRA, an Education IRA, a Simple IRA, and a Simplified Employee Pension (SEP) Plan. Plan Adoption Agreements and other information required to establish a Meeder Advisor Funds Retirement Plan are available from Meeder Advisor Funds, c/o Meeder Asset Management, Inc., P.O. Box 7177, Dublin, Ohio 43017; or call 1-800-494-3539.

     Minimum purchase requirements for retirement plan accounts are subject to the same requirements as regular accounts, except for an IRA, which has a reduced minimum purchase requirement. (See "How to Buy Shares.")

                              SHAREHOLDER ACCOUNTS

     Each fund maintains an account for each shareholder in full and fractional shares. Each fund may reject any purchase order and may waive minimum purchase requirements.

     CONFIRMATION STATEMENT -- All purchases and sales, and dividend reinvestments, are confirmed promptly after they become effective.

     ACCOUNTS WITH LOW BALANCES. Any fund may redeem shares in your account for their then current net asset value and pay the proceeds to you if at any time your account has shares valued at less than $1,000 ($500 for an IRA) as a result of redemptions you have made. Any fund may redeem the shares in your account if you have opened your account for less than the minimum purchase amount and you do not purchase additional shares to meet the minimum. Before any shares are redeemed for these purposes, you will be notified in writing 30 days before any such redemption to bring the value of shares in your account to $1,000 ($500 for an IRA).

                                 MORE ABOUT RISK

     A fund's risk profile is largely defined by the fund's principal securities and investment practices. You may find the most concise description of each fund's risk profile in the fund-by-fund summary near the beginning of this Prospectus.

     The funds are permitted to use - within limits established by the trustees
- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that a fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief descriptions of these securities and investment practices, along with the risks associated with them. The funds follow certain policies that may reduce these risks.

     As with any mutual fund, there is no guarantee that a fund will earn income or show a positive total return over any period of time - days, months or years.

INVESTMENT PRACTICES, SECURITIES AND RELATED RISKS

     This table shows each portfolio's investment limitations as a percentage of portfolio assets, if a percentage applies. In each case the principal types of risk are listed (see following pages for definitions). Numbers in this table show allowable usage only; for actual usage, consult the portfolios and funds' annual/semiannual reports.

        NL -- No policy limitation on usage; portfolio may be using currently P -- Permitted, but has not typically been used
        NP -- Not permitted

                                                                                AGGRESSIVE GROWTH
                                                                                MUTUAL FUND
                                                       GROWTH MUTUAL FUND       PORTFOLIO
                                                       PORTFOLIO                (THE AGGRESSIVE
                                                       (THE GROWTH FUND)        EQUITY FUND)

BORROWING; REVERSE REPURCHASE AGREEMENTS.  Leverage    33 1/3%                  33 1/3%
and credit risk.

COMPANIES WITH LIMITED OPERATING HISTORIES.  Market,   NL                       NL
liquidity and information risk.

CONVERTIBLE SECURITIES.  Market, interest rate,        P                        P
prepayment and credit risk.

FOREIGN SECURITIES.  Market, currency, transaction,    P                        P
liquidity, information, and political risk.

HEDGING STRATEGIES; FINANCIAL FUTURES AND OPTIONS;     100%                     100%
SECURITIES AND INDEX OPTIONS.  Hedging, correlation,
opportunity, leverage, interest rate, market, and
liquidity risks.

ILLIQUID AND RESTRICTED SECURITIES.  Market,           15%*                     15%*
liquidity and transaction risk.

LONG/SHORT FUNDS.  Market, hedged leverage,            NL                       NL
speculative leverage, correlation, liquidity, and
opportunity risks.

REPURCHASE AGREEMENTS.  Credit risk.                   20%                      20%

SECTOR FOCUS.  Market and liquidity risk.              NL                       NL

SECURITIES LENDING.  Credit Risk.                      33 1/3%                  33 1/3%

SHORT SALES -                                          P                        P
     HEDGED.  Hedged leverage, market correlation,
liquidity, and opportunity risks.
     SPECULATIVE.  Speculative leverage, market, and
liquidity risks.

SHORT-TERM TRADING.  Market risk.                      NL                       NL




SMALL AND MID-SIZED COMPANY SECURITIES.  Market,       NL                       NL
liquidity and information risk.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS.        P                        P
Market, opportunity and leverage risk.

*15% of the Portfolio's net assets.

                          RISK AND INVESTMENT GLOSSARY

     BORROWING refers to a loan of money from a bank or other financial institution undertaken by a portfolio or an underlying fund.

     COMMON STOCK is a share of ownership (equity) interest in a company.

     COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers.

     CONVERTIBLE SECURITIES are debt or equity securities which may be converted on specified terms into stock of the issuer.

     CORRELATION RISK occurs when a portfolio "hedges" - uses one investment to offset the fund's position in another. If the two investments do not behave in relation to one another the way portfolio managers expect them to, then unexpected results may occur.

     CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

     CURRENCY RISK happens when a portfolio buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency value can cause investment losses when a portfolio's investments are converted to U.S. dollars.

     DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% in the securities of one company. A non-diversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. The Growth Fund and the Aggressive Equity Fund are diversified funds. However, each of their corresponding portfolios may invest more than 5% of its assets in one mutual fund and may invest up to 100% of its total assets in one underlying fund. If this underlying mutual fund performs poorly, this could negatively affect the fund's share price.

     FINANCIAL FUTURES are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date.

     FOREIGN SECURITIES are issued by companies located outside of the United States. A fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has its principal office in, a country other than the U.S.

     HEDGING RISK comes into play when a portfolio uses a security whose value is based on an underlying security or index to "offset" the portfolio's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. But a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation Risk.")

     ILLIQUID AND RESTRICTED SECURITIES are securities which, by rules of their issue or by their nature, cannot be sold readily. These include illiquid Rule 144A securities.

     INFORMATION RISK means that information about a security or issuer may not be available, complete, accurate or comparable.

     INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

     LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the account that was invested in the contract. Also, if a portfolio invests in mutual funds that use leverage, it will have the risks arising from the use of leverage.

     LIQUIDITY RISK occurs when investments cannot be sold readily. A fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

     LONG/SHORT FUNDS are mutual funds or closed end investment companies that can take long and/or short positions in equity and/or debt securities of U.S. and foreign companies. Long/Short funds buy equity and/or debt securities "long" that they believe will perform better than their peers. Long/Short funds sell equity and/or debt securities "short" that they believe will underperform their peers. A long position is when the Long/Short Fund purchases equity and/or debt securities outright. A short position is when the Long/Short Fund sells an equity and/or debt security that it has borrowed with the expectation that the market price will drop and that the security will be able to be bought back at a lower price at a later date.

     MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

     MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate, and that such movements might reduce an investment's value.

     OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

     OPTIONS are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date for a fixed price. Options on securities indexes are similar, but settle in cash.

     POLITICAL RISK comes into play with investments, particularly foreign investments, which may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

     PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.

     REPURCHASE AGREEMENTS means the purchase of a security that must later be sold back to the issuer at the same price plus interest.

     SECTOR FOCUS occurs when a significant portion of a portfolio's assets are invested in a relatively small number of related industries. If a portfolio invests in mutual funds that concentrate investments in one or a small number of related industries, they will have the risks arising from sector focus. Sector focus may increase both market and liquidity risk.

     SECURITIES LENDING means the lending of securities to financial institutions, which provide cash or government securities as collateral.

     SHORT SALES means the selling of securities which have been borrowed on the expectation that the market price will drop and that the securities will be able to be bought back at a lower price at a later date.

     SHORT-TERM TRADING means selling a security soon after purchase. A portfolio engaging in short-term trading will have higher turnover and transaction expenses. Short-term trading may also result in short-term capital gains. Upon the distribution to you of any net short-term capital gains from a fund, you will be taxed at ordinary tax rates.

     SMALL AND MID-SIZED COMPANY SECURITIES are securities issued by small or mid-sized companies, as measured by their market capitalization. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short-term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. In general, the smaller the company, the greater its risks.

     TRANSACTION RISK means that a portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

     WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS involve the purchase and sale of securities for delivery at a future date; market value may change before delivery.

FOR MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

          The SAI provides more detailed information about the funds. The SAI has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus (is legally a part of this Prospectus).

ANNUAL AND SEMIANNUAL REPORTS

          These reports include portfolio holdings, financial statements, performance information, the auditor's report (in the case of the annual report), and a discussion of the market conditions and investment strategies that significantly affected the fund's performance during their last fiscal year.

          Information about the funds (including the SAIs) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
          PUBLICINFO@SEC.GOV, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

          To request a free copy of the current annual/semi-annual report or SAI, request other information about the funds, or make shareholder inquiries, please write, call or E-mail us at:

                           Meeder Advisor Funds
                           6000 Memorial Drive
                           Dublin, OH  43017
                           Telephone:  1-800-494-3539 or 614-766-7074
                           Fax:  614-766-6669




                                                       SEC File No.: 811-6720

                              MEEDER ADVISOR FUNDS

                                   GROWTH FUND
                             AGGRESSIVE EQUITY FUND

           STATEMENT OF ADDITIONAL INFORMATION DATED ___________, 2000

     This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of Funds dated __________, 2000. A copy of the Prospectus may be obtained from Meeder Advisor Funds, 6000 Memorial Drive, Dublin, Ohio 43017, or by calling: 1-800-494-3539. Capitalized terms used and not otherwise defined herein have the same meanings as defined in the Prospectus.

                                TABLE OF CONTENTS

                                                                    PAGE

       Description of the Trust
       Investment Policies and Related Matters
       Investment Restrictions
       Portfolio Turnover
       Purchase and Sale of Portfolio Securities
       Valuation of Portfolio Securities
       Calculation of Total Return
       Additional Purchase and Redemption Information
       Distribution and Taxes
       Investment Adviser and Manager
       Officers and Trustees
       The Distributor
       Meeder Advisor Funds
       Retirement Plans
       Contracts with Companies Affiliated with the Manager
       Additional Information Financial Statements

INVESTMENT ADVISER               TRANSFER AGENT                DISTRIBUTOR
------------------               --------------                -----------
Meeder Asset Management, Inc.    Mutual Funds Service Co.      Adviser Dealer
                                                               Services, Inc.

                            DESCRIPTION OF THE TRUST

     BACKGROUND. Meeder Advisor Funds (the "Trust"), formerly known as The Flex-Partners, was organized as a Massachusetts business trust on June 22, 1992. All of the Trust's constituent funds are diversified open-end management companies. The Trust's offices are at 6000 Memorial Drive, Dublin, OH 43017. The business and affairs of the Trust are under the direction of its Board of Trustees.

     The Trust has not retained an investment adviser for the Funds because the Trust seeks to achieve the investment objectives of each Fund by investing the Fund's assets in its corresponding Portfolio. The Growth Fund invests all of its assets in the Growth Mutual Fund Portfolio and the Aggressive Equity Fund invests all of its assets in the Aggressive Growth Mutual Fund Portfolio. Each Portfolio has retained the services of Meeder Asset Management, Inc., formerly known as R. Meeder & Associates, Inc., as investment adviser.

     INVESTMENT STRUCTURE. Unlike other mutual funds which directly acquire and manage their own portfolio of securities, each Fund seeks to achieve its investment objectives by investing all of its assets in a corresponding Portfolio, a separate registered investment company with the same investment objectives as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund. Investors in a Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in a Portfolio is available by contacting the Trust by calling: 1-800-494-3539, or (614) 760-2159.

     Each Portfolio, in which all the assets of a corresponding Fund will be invested, is organized as a trust under the laws of the State of New York. Each Portfolio's Declaration of Trust provides that a Fund and other entities investing in that Portfolio (e.g., other investment companies, insurance company separate accounts, and common and commingled trust funds) will each be liable for all obligations of that Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and that Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither a Fund nor its shareholders will be adversely affected by reason of a Fund's investing in the corresponding Portfolio. In addition, whenever the Trust is requested to vote on matters pertaining to the fundamental policies of a Portfolio, the Trust will hold a meeting of the corresponding Fund's shareholders and will cast its vote as instructed by the Fund's shareholders.

     Smaller funds investing in a Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. (However, this possibility also exists for traditionally structured funds that have large or institutional investors.) Also, funds with a greater pro rata ownership in a Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Trust is requested to vote on matters pertaining to a Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as do the Fund's shareholders. Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Trust to withdraw a Fund's interest in a Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio). If such securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund.

     The Trust may withdraw the investment of a Fund from its corresponding Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objectives as that Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies with respect to that Fund's corresponding Portfolio. The inability to find an adequate investment pool or investment adviser could have a significant impact on shareholders' investment in the Fund.

     The assets of the Trust received for the issue or sale of the shares of the Funds and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to each Fund and constitute the underlying assets of the Funds. The underlying assets of each Fund are segregated on the books of account, and are to be charged with the liabilities with respect to each Fund and with a share of the general expenses of the Trust. Expenses with respect to the Trust are to be allocated in proportion to the asset value of the respective funds except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of the Trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.

     As stated in "Investment Policies and Other Matters," except as otherwise expressly provided herein, a Fund's investment objectives and policies are not fundamental and may be changed by Trustees without shareholder approval.

     For descriptions of the investment objectives and policies of a Portfolio, see "Investment Policies and Limitations." For descriptions of the management and expenses of the Portfolios, see "Investment Adviser and Manager" and "Trustees and Officers."

     SHARES OF BENEFICIAL INTEREST. The Trust's Declaration of Trust permits the Trust to offer and sell an unlimited number of full and fractional shares of beneficial interest in each of the Trust's existing funds and to create additional funds. All shares have a par value of $.10 per share, are fully paid, non-assessable and fully transferable when issued. All shares are issued as full or fractional shares.

     A fraction of a share has the same rights and privileges as a full share. Each fund of the Trust will issue its own series of shares of beneficial interest. The shares of each Fund represent an interest only in that Fund's assets (and profits or losses) and in the event of liquidation, each share of a particular Fund would have the same rights to dividends and assets as every other share of that Fund.

     Each full or fractional share has a proportionate vote. On some issues, such as the election of Trustees, all shares of the Trust vote together as one series. On an issue affecting a particular Fund, only its shares vote as a separate series. An example of such an issue would be a fundamental investment restriction pertaining to only one Fund. In voting on a Distribution Plan, approval of the Plan by the shareholders of a particular fund would make the Plan effective as to that Fund, whether or not it had been approved by the shareholders of the other Funds.

     Shares are fully paid and nonassessable. Shares have no preemptive or conversion rights. The Trust or any Fund may be terminated upon the sale of its assets to another open-end management investment company, if approved by vote of the holders of a majority of the Trust or the Fund, as determined by the current value of each shareholder's investment in the Fund or Trust, or upon liquidation and distribution of its assets, if approved by a majority of the Trustees of the Trust. If not so terminated, the Trust and the Fund will continue indefinitely.

     TRUSTEE LIABILITY. The Declaration of Trust provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

     VOTING RIGHTS. When matters are submitted for shareholder vote, shareholders of each Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders of one Fund are not entitled to vote on a matter that does not affect that Fund but that does require a separate vote of any other Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees of a Fund by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.

                     INVESTMENT POLICIES AND RELATED MATTERS

     GENERAL. As described in the Prospectus and herein, the Trust seeks to achieve the investment objective of each Fund by investing all of its investable assets in a corresponding Portfolio having the same investment objective, policies and restrictions as that Fund. Since the investment characteristics of the Funds correspond directly to those of each Fund's respective Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolios.

     The investment policies set forth below in this section represent the Portfolios' policies as of the date of this Statement of Additional Information. The investment policies are not fundamental and may be changed by the Trustees of the Portfolios without shareholder approval.

     The Manager selects underlying funds in which to invest based, in part, on the industry classifications represented in their portfolios, their investment objectives and policies, their investment advisor and portfolio manager, and on analysis of their past performance (absolute, relative and risk-adjusted). The Manager also considers other factors in the selection of underlying funds, including, but not limited to, fund size, liquidity, expense ratio, general composition of its investment portfolio, and current and expected portfolio holdings.

     The Manager typically selects underlying funds that invest in small, medium, and large capitalization companies with strong growth potential across a wide range of sectors. Although a Portfolio may have exposure to a large number of sectors, the underlying funds in which it invests may include funds which concentrate investments in a particular industry sector, or which leverage their investments.

     A Portfolio may invest its assets in underlying funds from different mutual fund families, managed by different investment advisers, and utilizing a variety of different investment objectives and styles. Although the Portfolios may invest in shares of the same underlying fund, the percentage of each Portfolio's assets so invested may vary, and the Manager will determine that such investments are consistent with the investment objectives and policies of each Portfolio. The underlying funds in which a Portfolio invests may, but need not, have the same investment policies as the Portfolio.

     The Portfolios will not invest in other funds of the Meeder Advisor Funds family of funds or The Flex-funds family of funds, the corresponding portfolios of which are also managed by the Manager.

     Under normal circumstances, at least 65% of the value of a Portfolio's total assets will be invested in mutual funds. A Portfolio may at times desire to gain exposure to the stock market through the purchase of "Index" funds (funds which purchase stocks represented in popular stock market averages) with a portion of its assets. "Index" funds may be purchased with a portion of a Portfolio's assets at times when the Manager's selection process identifies the characteristics of a particular index to be more favorable than those of other mutual funds available for purchase. If, in the Manager's opinion, a Portfolio should have exposure to certain stock indices and the Portfolio can efficiently and effectively implement such a strategy by directly purchasing the common stocks of a desired index for the Portfolio itself, it may invest up to 100% of its assets to do so.

     In purchasing shares of other mutual funds the Portfolios will agree to vote the shares in the same proportion as the vote of all other holders of such shares.

     Each Portfolio has adopted certain investment restrictions that cannot be changed except with the vote of a majority of the Portfolio's outstanding shares. These restrictions are described elsewhere in this Statement of Additional Information.

     OPEN-END INVESTMENT COMPANIES. The Portfolios and their underlying funds may invest their assets in open-end investment companies. Any investment in a mutual fund involves risk, and although the Portfolios may invest in a number of underlying funds, this practice does not eliminate investment risk. Moreover, investing through the Portfolios in an underlying portfolio of mutual funds involves certain additional expenses and certain tax results that would not be present in a direct investment in the underlying funds. See "Dividends, Distributions and Taxes."

     The Portfolios will generally purchase "no-load" mutual funds, which are sold and purchased without a sales charge. However, the Portfolios may purchase "load" mutual funds only if the load, or sales commission, is by previous agreement waived for purchases or sales made by the Portfolios.

     Absent an exemptive order, a Portfolio may only purchase up to 3% of the total outstanding securities of any underlying mutual fund. The holdings of any "affiliated persons" of the Trust and the Portfolios, as defined in the Investment Company Act, must be included in the computation of the 3% limitation. Accordingly, when "affiliated persons" hold shares of an underlying mutual fund, a Portfolio will be limited in its ability to fully invest in that mutual fund. The Manager may then, in some instances, select alternative investments.

     The Investment Company Act also provides that an underlying mutual fund whose shares are purchased by a Portfolio may be allowed to delay redemption of its shares in an amount which exceeds 1% of its total outstanding securities during any period of less than 30 days. Shares held by a Portfolio in excess of 1% of a mutual fund's outstanding securities therefore may not be considered readily disposable securities.

     Under certain circumstances, an underlying mutual fund may determine to make payment of a redemption by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with rules of the Securities and Exchange Commission. In such cases the Portfolio may hold securities distributed by an underlying mutual fund until the Manager determines that it is appropriate to dispose of such securities.

     CLOSED-END INVESTMENT COMPANIES. The Portfolios or their underlying funds may invest their assets in "closed-end" investment companies (or "closed-end funds"), subject to the investment restrictions set forth below. The Portfolios, together with any company or companies controlled by the Portfolios, and any other investment companies having the Manager as an investment adviser, may purchase in the aggregate only up to 3% of the total outstanding voting stock of any closed-end fund. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as a Portfolio), investors seek to buy and sell shares of closed-end funds in the secondary market.

     A Portfolio generally will purchase shares of closed-end funds only in the secondary market. A Portfolio will incur normal brokerage costs on such purchases similar to the expenses a Portfolio would incur for the purchase of securities of any other type of issuer in the secondary market. A Portfolio may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Manager, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if a Portfolio purchased such securities in the secondary market.

     The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share which is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

     A Portfolio may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Portfolio will ever decrease. In fact, it is possible that this market discount may increase and a Portfolio may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of a Portfolio's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Portfolio at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by a Portfolio.

     Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. A Portfolio's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

     COMMON STOCKS. A Portfolio may invest in common stocks based upon the criteria described in its investment objectives. Generally, investments in common stocks will not exceed 25% of a Portfolio's net assets.

     INDEX-BASED INVESTMENTS. The Portfolios and their underlying funds may invest their assets in index-based investments (IBIs), including, among others, Standard & Poor's Depositary Receipts (SPDRs) and DIAMONDS. IBIs are shares of publicly traded Unit Investment Trusts - investment vehicles registered with the Securities and Exchange Commission under the Investment Company Act of 1940 - which own the stocks in the relevant index.

     SPDRs are units of beneficial interest in an investment trust sponsored by a wholly-owned subsidiary of the American Stock Exchange, Inc. (the "Exchange") that represent proportionate undivided interests in a portfolio of securities consisting of substantially all of the common stocks of the S&P 500 Index. SPDRs are listed on the Exchange and may be traded in the secondary market on a per-SPDR basis. SPDRs are designed to provide investment results that generally correspond to the price and yield performance of the component of common stocks of the S&P 500 Index.

     DIAMONDS are units of beneficial interest in an investment trust representing proportionate undivided interests in a portfolio of securities consisting of all the component common stocks of the Dow Jones Industrial Average. DIAMONDS are listed on the Exchange and may be traded in the secondary market on a per-DIAMOND basis. DIAMONDS are designed to provide investment results that generally correspond to the price and yield performance of the component common stocks of the Dow Jones Industrial Average.

     IBIs are subject to the risk of an investment in a broadly based portfolio of common stocks, including the risk of declines in the general level of stock prices. A Portfolio's investment in an IBI may not exactly match the performance of a direct investment in the respective index to which it is intended to correspond. Additionally, an IBI may not fully replicate the performance of its benchmark index due to the temporary unavailability of certain index securities in the secondary market or due to other extraordinary circumstances, such as discrepancies between the IBI and the index with respect to the weighting of securities. IBIs are also subject to trading halts due to market conditions or other reasons that, in the view of the American Stock Exchange, make trading IBIs inadvisable.

     MONEY MARKET INSTRUMENTS. A Portfolio or an underlying fund may invest in money market instruments. When investing in money market instruments, a Portfolio will limit its purchases, denominated in U.S. dollars, to the following securities.

     U.S. Government Securities and Securities of its Agencies and Instrumentalities - obligations issued or guaranteed as to principal or interest by the United States or its agencies (such as the Export Import Bank of the United States, Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank, Federal Intermediate Credit Banks and Federal Land Bank), including Treasury bills, notes and bonds.

     Bank Obligations and Instruments Secured Thereby - obligations (including certificates of deposit, time deposits and bankers' acceptances) of domestic banks having total assets of $1,000,000,000 or more, instruments secured by such obligations and obligations of foreign branches of such banks, if the domestic parent bank is unconditionally liable to make payment on the instrument if the foreign branch fails to make payment for any reason. A Portfolio may also invest in obligations (including certificates of deposit and bankers' acceptances) of domestic branches of foreign banks having assets of $1,000,000,000 or more, if the domestic branch is subject to the same regulation as United States banks. A Portfolio will not invest at time of purchase more than 25% of its assets in obligations of banks, nor will a Portfolio invest more than 10% of its assets in time deposits.

     High Quality Commercial Paper - A Portfolio may invest in commercial paper rated no lower than "A-2" by Standard & Poor's Corporation or "Prime-2" by

Moody's Investors Services, Inc., or, if not rated, issued by a company having an outstanding debt issue rated at least A by Standard & Poor's or Moody's.

     Private Placement Commercial Paper - Private placement commercial paper consists of unregistered securities which are traded in public markets to qualified institutional investors, such as the Portfolios. A Portfolio's risk is that the universe of potential buyers for the securities, should the Portfolio desire to liquidate a position, is limited to qualified dealers and institutions, and therefore such securities could have the effect of being illiquid.

     High Grade Corporate Obligations - obligations rated at least A by Standard & Poor's or Moody's. See rating information below.

     Repurchase Agreements - See "Repurchase Agreements" below.

     The Manager exercises due care in the selection of money market instruments. However, there is a risk that the issuers of the securities may not be able to meet their obligations to pay interest or principal when due. There is also a risk that some of a Portfolio's securities might have to be liquidated prior to maturity at a price less than original amortized cost or value, face amount or maturity value to meet larger than expected redemptions. Any of these risks, if encountered, could cause a reduction in net income or in the net asset value of a Portfolio.

RATINGS

1. Moody's Investors Services, Inc.'s Corporate Bond Rating:

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins or protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length or time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

2. Standard and Poor's Corporation's Corporate Bond Rating:

     AAA - Bonds rated AAA are highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Marketwise they move with interest rates, and hence provide the maximum safety on all counts.

     AA - Bonds rated AA also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

     A - Bonds rated A are regarded as upper medium grade. They have considerable investment strength but are not entirely free from the adverse effect of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but, to some extent, also economic conditions.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

3. Commercial Paper Ratings:

     Commercial paper rated A-1 by Standard & Poor's Corporation ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is A-1, A-2, or A-3.

     The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

4. Description of Permitted Money Market Investments:

     Commercial Paper - refers to promissory notes issued by corporations in order to finance their short term credit needs.

     U.S. Government Obligations - are bills, certificates of indebtedness notes and bonds issued by the U.S. Treasury and agencies, authorities and instrumentalities of the U.S. Government established under the authority of an act of Congress. Some obligations of U.S. Government agencies, authorities and instrumentalities are supported by the full faith and credit of the U.S. Treasury, as for example, the Government National Mortgage Association; others by the right of the issuer to borrow from the Treasury, as in the case of Federal Farm Credit Banks and Federal National Mortgage Association; and others only by the credit of the agency, authority or instrumentality; as for example, Federal Home Loan Mortgage and Federal Home Loan Bank.

     Repurchase Agreements - See "Repurchase Agreements" below.

     Certificates of Deposit - are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified or variable rate of return and are normally negotiable.

     Banker's Acceptances - are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

     Corporate Obligations - include bonds and notes issued by corporations in order to finance longer term credit needs.

     FOREIGN INVESTMENTS. The Portfolios may invest their assets in underlying funds that hold foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile.

     Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.

     In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Manager will be able to anticipate or counter these potential events.

     The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

     The Portfolios may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

     American Depositary Receipts and European Depositary Receipts (ADRs and
EDRs) are certificates evidencing ownership of shares of a foreign-based corporation held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.

     ILLIQUID INVESTMENTS. The Portfolios and their underlying funds may invest their assets in illiquid securities. Illiquid securities are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Manager determines the liquidity of each Portfolio's investments and, through reports from the Manager, the Board monitors investments in illiquid instruments. In determining the liquidity of a Portfolio's investments, the Manager may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the Portfolio's rights and obligations relating to the investment). Investments currently considered by a Portfolio to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage-backed securities. Also, the Manager may determine some restricted securities to be illiquid. However, with respect to over-the-counter options a Portfolio writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Portfolio may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by the Board of Trustees. If through a change in values, net assets, or other circumstances, a Portfolio were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

     RESTRICTED SECURITIES. The Portfolios and their underlying funds may invest their assets in restricted securities. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.

     REPURCHASE AGREEMENTS. The Portfolios and their underlying funds may invest their assets in repurchase agreements. In a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. A Portfolio may engage in repurchase agreements with respect to any security in which it is authorized to invest.

     While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Portfolio in connection with bankruptcy proceedings), it is each Portfolio's current policy to limit repurchase agreement transactions to parties whose creditworthiness has been reviewed and found satisfactory by the Manager.

     HEDGING STRATEGIES. Each Portfolio may engage in hedging transactions in carrying out its investment policies. The Manager may conduct a hedging program on behalf of a Portfolio for the following reasons: (1) to keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks; (2) to reduce the Fund's transaction costs or add value when these instruments are favorably priced; (3) to forego taxes that would otherwise have to be paid on gains from the sale of the Fund's securities; and (4) to attempt to protect the value of certain securities owned or intended to be purchased by the Fund while the manager is making a change in the Fund's investment position.

     A hedging program involves entering into an "option" or "futures" transaction in lieu of the actual purchase or sale of securities. At present, many groups of common stocks (stock market indices) may be made the subject of futures contracts, while government securities such as Treasury Bonds and Notes are among debt securities currently covered by futures contracts.

     Derivatives are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. Financial futures contracts or related options used by a Portfolio to implement its hedging strategies are considered derivatives. The value of derivatives can be affected significantly by even small market movements, sometimes in unpredictable ways. They do not necessarily increase risk, and may in fact reduce risk.

     LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. For certain regulatory purposes, the Commodity Futures Trading Commission ("CFTC") limits the types of futures positions that can be taken in conjunction with the management of a securities portfolio for mutual funds, such as The Flex-Funds. All futures transactions for a Portfolio will consequently be subject to the restrictions on the use of futures contracts established in CFTC rules, such as observation of the CFTC's definition of "hedging." In addition, whenever a Portfolio establishes a long futures position, it will set aside cash or cash equivalents equal to the underlying commodity value of the long futures contracts held by the Portfolio. Although all futures contracts involve leverage by virtue of the margin system applicable to trading on futures exchanges, a Portfolio will not, on a net basis, have leverage exposure on any long futures contracts that it establishes because of the cash set aside requirement. All futures transactions can produce a gain or a loss when they are closed, regardless of the purpose for which they have been established. Unlike short futures contracts positions established to protect against the risk of a decline in value of existing securities holdings, the long futures positions established by a Portfolio to protect against reinvestment risk are intended to protect the Portfolio against the risks of reinvesting portfolio assets that arise during periods when the assets are not fully invested in securities.

     A Portfolio may not purchase or sell financial futures or purchase related options if immediately thereafter the sum of the amount of margin deposits on the Portfolio's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Portfolio's total assets.

     The above limitations on a Portfolio's investments in futures contracts and options, and each Portfolio's policies regarding futures contracts and options discussed elsewhere in this Statement of Additional Information, may be changed as regulatory agencies permit.

     FUTURES CONTRACTS. When a Portfolio purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Portfolio sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract.

     Some currently available futures contracts are based on indices of securities-prices, such as the Standard & Poor's 500 Composite Stock Price Index (S&P 500). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

     The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

     FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value.

     If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of each Portfolio's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

     PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a Portfolio obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices and futures contracts. A Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If a Portfolio exercises the option, it completes the sale of the underlying instrument at the strike price. A Portfolio may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

     The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

     The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price.

     A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

     WRITING PUT AND CALL OPTIONS. When a Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium the Portfolio assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract a Portfolio will be required to make margin payments to an FCM as described above for futures contracts. A Portfolio may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option a Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes and must continue to set aside assets to cover its position.

     When a Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract a Portfolio will be required to make margin payments to an FCM as described above for futures contracts. A Portfolio may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price.

If the secondary market is not liquid for a put option a Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

     If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

     Writing a call option obligates a Portfolio to sell or deliver the option's underlying instrument in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

     A Portfolio may write only "covered" call options. An option written on a security or currency is "covered" when, so long as the Portfolio is obligated under the option, it owns the underlying security or currency. A Portfolio will "cover" stock index options and options on futures contracts it writes by maintaining in a segregated account either marketable securities, which in the Subadviser's judgment correlate to the underlying index or futures contract or an amount of cash, U.S. government securities or other liquid, high grade debt securities equal in value to the amount the Portfolio would be required to pay were the option exercised.

     COMBINED POSITIONS. A Portfolio may purchase and write options in combination with each other or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange traded options and futures contracts, it is likely that the standardized contracts available will not match a Portfolio's current or anticipated investments exactly. A Portfolio may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments.

     Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Portfolio's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts.

     A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Portfolio's access to other assets held to cover its options or futures positions could also be impaired.

     ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The Portfolios will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     SHORT SALES. A Portfolio may enter into short sales "against the box" with respect to equity securities it holds. For example, if the Adviser anticipates a decline in the price of a stock the Portfolio holds, it may sell the stock short "against the box." If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the stock's decline.

     When a Portfolio enters into a short sale "against the box", it will be required to own, or have the right to obtain at no added cost, securities identical to those sold short "against the box" and will be required to continue to hold them while the short sale "against the box" is outstanding. The Portfolio will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales.

                             INVESTMENT RESTRICTIONS

     The investment restrictions below have been adopted by the Trust with respect to each of the Funds and by the Portfolios as fundamental policies. Under the Investment Company Act of 1940 (the "Act"), a "fundamental" policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Portfolio, respectively, to which it relates, which is defined in the Act as the lesser of (a) 67 percent or more of the shares present at a shareholder meeting if the holders of more than 50 percent of the outstanding shares are present or represented by proxy, or (b) more than 50 percent of the outstanding shares ("Majority Voters). The percentage limitations contained in the restrictions listed below apply at the time of the purchase of the securities. Whenever a Fund is requested to vote on a change in the investment restrictions of a Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the shareholders.

     PROVIDED THAT NOTHING IN THE FOLLOWING INVESTMENT RESTRICTIONS SHALL PREVENT THE TRUST FROM INVESTING ALL OR PART OF A FUND'S ASSETS IN AN OPEN-END MANAGEMENT INVESTMENT COMPANY WITH THE SAME INVESTMENT OBJECTIVE OR OBJECTIVES AS SUCH FUND, no Fund or Portfolio may:

     (a) Issue senior securities;

     (b) Act as underwriter of securities of other issuers;

     (c) Invest in real estate except for office purposes;

     (d) Purchase or sell commodities or commodity contracts, except that it may purchase or sell financial futures contracts involving U.S. Treasury Securities, corporate securities, or financial indexes;

     (e) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties; but this limitation does not apply to purchases of debt securities or repurchase agreements;

     (f) Purchase more than 10% of any class of securities, including voting securities of any issuer, except that the purchase of U.S. Treasury debt instruments shall not be subject to this limitation and the securities of investment companies shall not be subject to this limitation if an exemptive order is obtained permitting the Portfolio to exceed this limitation;

     (g) Purchase any securities on margin, or participate in any joint or joint and several trading account, provided, however, that it may open a margin account to the extent necessary to engage in hedging transactions which are not precluded by other particular restrictions;

     (h) Make any so-called "short" sales of securities, except against an identical portfolio position (i.e., a "short sale against the box"), but this restriction shall not preclude a futures contract which sells short an index or group of securities;

     (i) Purchase or retain any securities of an issuer, any of whose officers directors or security holders is an officer or director of the Trust or a Portfolio, if such officer or director owns beneficially more than 1/2 of 1% of the issuer's securities or together they own beneficially more than 5% of such securities;

     (j) Invest in securities of companies that have a record of less than three years' continuous operation if, at the time of such purchase, more than 5% of its assets (taken at value) would be so invested;

     (k) Purchase participations or other direct interests in oil, gas or other mineral exploration or development programs;

     (l) Invest directly in warrants; provided, however, the purchase of the shares of other investment companies that hold warrants is permitted; and

     (m) Invest more than 15% of its net assets in restricted securities and securities for which market quotations are not readily available and repurchase agreements that mature in excess of seven days.

     Each of the Trust's and the Portfolios' operating policy is not to: (a) Notwithstanding (b) above, pledge assets having a value in excess of 10% of its gross assets; (b) Invest in oil, gas or mineral Leases or programs; and (c) Purchase real estate Limited partnerships.

                               PORTFOLIO TURNOVER

     The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of the Portfolio's securities, excluding securities having a maturity at the date of purchase of one year or less. High portfolio turnover may involve correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio.

                    PURCHASE AND SALE OF PORTFOLIO SECURITIES

     All orders for the purchase or sale of portfolio securities are placed on behalf of each Portfolio by the Manager pursuant to authority contained in the investment advisory agreement. The Manager is also responsible for the placement of transaction orders for accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, the Manager considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions, and arrangements for payment of Portfolio or Fund expenses.

     Each Portfolio may execute portfolio transactions with broker-dealers that provide research and execution services to the Portfolio or other accounts over which the Manager or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers generally is made by the Manager (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by the Manager's investment staff based upon the quality of research and execution services provided.

     The receipt of research from broker-dealers that execute transactions on behalf of a Portfolio may be useful to the Manager in rendering investment management services to the Portfolio or its other clients, and conversely, such research provided by broker-dealers that have executed transaction orders on behalf of the Manager's other clients may be useful to the Manager in carrying out its obligations to the Portfolio. The receipt of such research is not expected to reduce the Manager's normal independent research activities; however, it enables the Manager to avoid the additional expenses that could be incurred if the Manager tried to develop comparable information through its own efforts.

     Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a Portfolio to pay such higher commissions, the Manager must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers viewed in terms of a particular transaction or the Manager's overall responsibilities to the Portfolio and its other clients. In reaching this determination, the Manager will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the compensation should be related to those services.

     The Manager is authorized to use research services provided by, and to place portfolio transactions with, brokerage firms that have provided assistance in the distribution of shares of the Funds or shares of other Meeder Advisor Funds funds or Flex-funds funds to the extent permitted by law.

     The Manager may allocate brokerage transactions to broker-dealers who have entered into arrangements with the Manager under which the broker-dealer allocates a portion of the commissions paid by a Portfolio toward payment of the Portfolio or the Fund's expenses, such as transfer agent fees of Mutual Funds Service Co. or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

     The Trustees of each Portfolio periodically review the Manager's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Portfolios and review the commissions paid by each Portfolio over representative periods of time to determine if they are reasonable in relation to the benefits to each Portfolio.

     From time to time, the Trustees of each Portfolio will review whether the recapture for the benefit of a Portfolio of some portion of the brokerage commissions or similar fees paid by the Portfolio on portfolio transactions is legally permissible and advisable.

     Each Portfolio seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees of each Portfolio intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment, whether it would be advisable for the Portfolio to seek such recapture.

     Although each Portfolio has substantially the same Trustees and officers, investment decisions for each Portfolio are made independently from those of other portfolios managed by the Manager or accounts managed by affiliates of the Manager. It sometimes happens that the same security is held in the portfolio of more than one of these Portfolios or accounts. Simultaneous transactions are inevitable when several Portfolios are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one Portfolio.

     When two or more Portfolios are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a policy considered by the Portfolio Trustees to be equitable to each portfolio. In some cases this system could have a detrimental effect on the price or value of the security as far as one of the Portfolios is concerned. In other cases, however, the ability of a Portfolio to participate in volume transactions will produce better executions and prices for the Portfolio. It is the current opinion of the Trustees of each Portfolio that the desirability of retaining the Manager as investment adviser to each Portfolio outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

                       VALUATION OF PORTFOLIO SECURITIES

     Normally, the assets of each Fund consist primarily of underlying mutual funds, which are valued at their respective net asset values under the 1940 Act. The underlying mutual funds value securities in their portfolios for which market quotations are readily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by the board of directors of the underlying fund.

     Securities owned by a Portfolio and listed or traded on any national securities exchange are valued at each closing of the New York Stock Exchange on the basis of the last published sale on such exchange each day that the exchange is open for business. If there is no sale on that day, or if the security is not listed, it is valued at its last bid quotation on the exchange or, in the case of unlisted securities, as obtained from an established market maker. Futures contracts are valued on the basis of the cost of closing out the liability i.e. at the settlement price of a closing contract or at the asked quotation for such a contract if there is no sale. Money market instruments (certificates of deposit commercial paper, etc.) having maturities of 60 days or less are valued at amortized cost if not materially different from market value. Portfolio securities for which market quotations are not readily available are to be valued by the Manager in good faith, at its own expense, under the direction of the Trustees.

     Other assets, which include cash, prepaid and accrued items, and amounts receivable as income on investments and from the sale of portfolio securities, are carried at book value, as are all liabilities. Liabilities include accrued expenses, sums owed for securities purchased, and dividends payable.

                           CALCULATION OF TOTAL RETURN

     From time to time the Growth Fund and the Aggressive Equity Fund may advertise their period and average annual total returns for various periods of time. An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested. An annualized total return will be slightly higher than a period total return, if the period is shorter than one year, because of the assumed reinvestment.

     Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of each Fund will vary depending upon interest rates, the current market value of the securities held by the Fund's corresponding Portfolio, and changes in the Fund's expenses.

     When applicable, depending on the Fund, the periods of time shown will be for a one-year period, a five-year period, a ten-year period, and since inception. The calculation assumes the reinvestment of all dividends and distributions. Examples of the total return calculation for the Funds will assume a hypothetical investment of $1,000 at the beginning of each period. It is computed by finding the average annual compounded rates of return over the length of the base periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                P (1+T)n = ERV
                P = initial investment of $1,000
                T = average annual total return
                n = Number of years
                ERV = ending redeemable value at the end of the base period

     Total return performance data represent past performance, and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     COMPARATIVE PERFORMANCE INFORMATION may be used from time to time in advertising or marketing information relative to the Funds, including data from Lipper Analytical Services, Inc., Morningstar Mutual Fund Report, other publications, various indices, or results of the Consumer Price Index, other mutual funds or investment or savings vehicles.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Each Fund is open for business and its net asset value per share (NAV) is calculated each day the NYSE is open for trading. The NYSE has designated the following holiday closings for 2000: New Year's Day, Martin Luther King Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Thanksgiving Day, and Christmas Day

(observed). Although the Manager expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time.

     Each Fund's NAV is determined as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, a Fund's NAV may be affected on days when investors do not have access to the Fund to purchase or redeem shares.

     Shareholders of a Fund may exchange their shares for Class C shares of other Meeder Advisor Funds. If shares of a Fund are exchanged for Class C shares of other Meeder Advisor Funds, no contingent deferred sales charge will be payable upon such exchange, but a contingent deferred sales charge will be payable upon the redemption of Class C shares acquired as a result of the exchange. The applicable sales charge will be that imposed by the fund in which shares were initially purchased and the purchase date will be deemed to be the date of the initial purchase, rather than the date of the exchange.

     At any time after acquiring shares of other funds participating in the exchange privilege, the shareholder may again exchange those shares (and any reinvested dividends and distributions) for shares of a Fund without subjecting such shares to any contingent deferred sales charge. Shares of any fund participating in the exchange privilege that were acquired through reinvestment of dividends or distributions may be exchanged for Class C shares of other funds without being subject to any contingent deferred sales charge.

     Additional details about the exchange privilege and prospectuses for each of the Meeder Advisor Funds and The Flex-funds Money Market Fund are available from the Fund's Transfer Agent. The exchange privilege may be modified, terminated or suspended on 60 days' notice, and any fund, including the Growth Fund and the Aggressive Equity Fund, or the Distributor has the right to reject any exchange application relating to such fund's shares. The 60 day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) a Fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.

     In the Prospectus, each Fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

     All redemptions in kind shall be of readily marketable securities.

     AUTOMATIC ACCOUNT BUILDER. An investor may arrange to have a fixed amount of $100 or more automatically invested in shares of a Fund monthly by authorizing his or her bank account to be debited to invest specified dollar amounts in shares of the Fund. The investor's bank must be a member of the Automatic Clearing House System.

     Further information about these programs and an application form can be obtained from the Distributor.

     SYSTEMATIC WITHDRAWAL PROGRAM. A systematic withdrawal plan is available for shareholders having shares of a Fund with a minimum value of $10,000, based upon the offering price. The plan provides for monthly, quarterly or annual checks in any amount, but not less than $100 (which amount is not necessarily recommended). Except as otherwise provided in the Prospectus, to the extent such withdrawals exceed the current net asset value of reinvested dividends, they may be subject to the contingent deferred sales charge. See "How to Buy Shares" and "Other Shareholder Services - Systematic Withdrawal Plan" in the Prospectus.

     Dividends and/or distributions on shares held under this plan are invested in additional full and fractional shares at net asset value. The Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the periodic withdrawal payment. The plan may be terminated at any time.

     Withdrawal payments should not be considered as dividends, yield or income. If periodic withdrawals continuously exceed reinvested dividends and distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.

     Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes. In addition, withdrawals made concurrently with purchases of additional shares are inadvisable because of the applicable sales charges to the withdrawal of shares. Each shareholder should consult his or her own tax adviser with regard to the tax consequences of the plan, particularly if used in connection with a retirement plan.

                             DISTRIBUTIONS AND TAXES

     DISTRIBUTIONS. Dividends and capital gains distributions are taxable to the shareholder whether received in cash or reinvested in additional shares. Shareholders not otherwise subject to tax on their income will not be required to pay tax on amounts distributed to them. The Funds will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

     If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, the Manager, may reinvest your distributions at the then-current NAV.

All subsequent distributions will then be reinvested until you provide the Manager with alternate instructions.

     CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by a Fund on the sale of securities by the Portfolio and distributed to shareholders of the Fund are federally taxable as long-term capital gains regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of a Fund and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes.

     Short-term capital gains distributed by a Fund are taxable to shareholders as dividends not as capital gains. Distributions from short-term capital gains do not qualify for the dividends-received deduction.

     TAX STATUS OF THE FUND. The Trust files federal income tax returns for the Funds. Each Fund is treated as a separate entity from the other funds of the Meeder Advisor Funds Trust for federal income tax purposes.

     Each Fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a "regulated investment company" and avoid being subject to federal income or excise taxes at the Fund level, each Fund intends to distribute substantially all of its net investment income (consisting of the income it earns from its investment in the Portfolio, less expenses) and net realized capital gains within each calendar year, as well as on a fiscal year basis. Each Fund intends to comply with other tax rules applicable to regulated investment companies. A Fund might deviate from this policy, and incur a tax liability, if this were necessary to fully protect shareholder values. The Trust qualified as a "regulated investment company" for each of the last four fiscal years.

     OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on Fund distributions.

     Investors should consult their tax advisers to determine whether a Fund is suitable to their particular tax situation.

                         INVESTMENT ADVISER AND MANAGER

     Meeder Asset Management, Inc. (the "Manager"), formerly known as R. Meeder & Associates, Inc., is the investment adviser and manager for, and has a separate Investment Advisory Contract with, each Portfolio.

     Pursuant to the Investment Advisory Contract with each Portfolio, the Manager, subject to the supervision of each Portfolio's Board of Trustees and in conformity with the stated objective and policies of each Fund, manages both the investment operations of each Fund and the composition of each Portfolio's portfolio, including the purchase, retention, disposition and loan of securities. In connection therewith, the Manager is obligated to keep certain books and records of the Portfolios. The Manager also administers each Fund's corporate affairs, and in connection therewith, furnishes each Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by Firstar Bank, N.A., the Portfolios' custodian, and Mutual Funds Service Co., the Funds' transfer and disbursing agent. The management services of the Manager are not exclusive under the terms of each Investment Advisory Agreement and the Manager is free to, and does, render management services to others.

     Each Investment Advisory Contract provides that the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by a Portfolio in connection with the matters to which the Investment Advisory Contract relates except for a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Each Investment Advisory Contract will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days' prior written notice by Majority Vote of the Portfolio, by the Trustees of the Portfolio, or by the Manager.

     Each Investment Advisory Contract was separately approved by a vote of a majority of the Trustees, including a majority of those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Portfolio. Each of these contracts is to remain in force so long as renewal thereof is specifically approved at least annually by a majority of the Trustees or by vote of a majority of outstanding shares of each Portfolio, and in either case by vote of a majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) at a meeting called for the purpose of voting on such renewals.

     Costs, expenses and liabilities of the Trust attributable to a particular Fund are allocated to that Fund. Costs, expenses and liabilities that are not readily attributable to a particular Fund are allocated among all of the Trust's Funds. Thus, each Fund pays its proportionate share of: the fees of the Trust's independent auditors, legal counsel, custodian, transfer agent and accountants; insurance premiums; the fees and expenses of Trustees who do not receive compensation from the Manager; association dues; the cost of printing and mailing confirmations, prospectuses, proxies, proxy statements, notices and reports to existing shareholders; state registration fees; distribution expenses within the percentage limitations of the Funds' distribution and service plans, including the cost of printing and mailing of prospectuses and other materials incident to soliciting new accounts; and other miscellaneous expenses.

     The respective expenses of each Portfolio include the compensation of its respective Trustees who are not affiliated with the Manager; registration fees; membership dues allocable to the Portfolio; fees and expenses of independent accountants, of legal counsel and of any transfer agent, accountant, custodian of the Portfolio; insurance premiums and other miscellaneous expenses.

     Expenses of each Portfolio also include all fees under its Administrative Service Agreement; the expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Portfolio's custodian for all services to the Portfolio, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to governmental offices and commissions; expenses of meetings of investors and Trustees; the advisory fees payable to the Adviser under the Advisory Contract and other miscellaneous expense.

     The Board of Trustees of the Trust believes that the aggregate per share expenses of any Fund and its corresponding Portfolio will be less than or approximately equal to the expenses which a Fund would incur if it retained the services of an investment adviser and the assets of the Fund were invested directly in the type of securities being held by the Portfolio.

     The Manager earns an annual fee, payable in monthly installments as follows. The fee for each Portfolio is based upon the average net assets of the Portfolio and is at the rate of 0.75% of the first $200 million and 0.60% in excess of $200 million of average net assets.

     The Manager has agreed to waive its fees and/or absorb expenses to limit the total annual operating expenses to 2.00%. The Manager may terminate this agreement after April 30, 2001.

     Meeder Asset Management, Inc., formerly known as R. Meeder & Associates, inc., was incorporated in Ohio on February 1, 1974 and maintains its principal offices at 6000 Memorial Drive, Dublin, Ohio 43017. The Manager is a wholly-owned subsidiary of Meeder Financial, Inc. ("MFI"), formerly known as Muirfield Investors, Inc., a holding company which is controlled by Robert S. Meeder, Sr. through ownership of common stock. MFI conducts business only through its six subsidiaries, which are the Manager; Mutual Funds Service Co., the Trust's transfer agent; Opportunities Management Co., a venture capital investor; Meeder Advisory Services, Inc., a registered investment adviser; OMCO, Inc., a registered commodity trading adviser and commodity pool operator; and Adviser Dealer Services, Inc., the Funds' distributor.

     The Manager's officers and directors are as set forth as follows: Robert S. Meeder, Sr., Chairman and Sole Director; Philip A. Voelker, Senior Vice President and Chief Investment Officer; Donald F. Meeder, Secretary; Robert S. Meeder, Jr., President; Thomas E. Line, Chief Operating Officer; Michael J. Sullivan, Vice President of Sales and Marketing, and Wesley F. Hoag, Vice President and General Counsel. Mr. Robert S. Meeder, Sr. is Chairman and a Trustee of the Trust and each Portfolio. Mr. Robert S. Meeder, Jr. and Philip A. Voelker each are a Trustee and officer of the Trust and each Portfolio. Each of

Messrs. Donald F. Meeder, Wesley F. Hoag and Thomas E. Line is an officer of the Trust and each Portfolio.

     The Manager may use its resources to pay expenses associated with the sale of each Fund's shares. This may include payments to third parties such as banks or broker-dealers that provide shareholder support services or engage in the sale of each Fund's shares. However, the Funds do not pay the Manager any separate fee for this service.

                              OFFICERS AND TRUSTEES

     The Trust and each Portfolio are managed by their trustees and officers. Their names, positions and principal occupations during the past five years are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Except as otherwise shown, all persons named as Trustees also serve in similar capacities for all other mutual funds advised by the Manager, including The Flex-funds and the corresponding portfolios of Meeder Advisor Funds and The Flex-funds (collectively, the "Fund Complex"). Unless otherwise noted, the business address of each Trustee and officer is 6000 Memorial Drive, Dublin, Ohio 43017, which is also the address of the Manager. Those Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) by virtue of their affiliation with the Fund Complex are indicated by an asterisk (*).

NAME, ADDRESS AND AGE                            POSITION HELD            PRINCIPAL OCCUPATION

ROBERT S. MEEDER, SR.*+, 71                      Trustee/Chairman         Chairman of Meeder Asset Management,
                                                                          Inc., an investment adviser; Chairman
                                                                          and Director of Mutual Funds Service
                                                                          Co., the Fund's transfer agent;
                                                                          Director of Adviser Dealer Services,
                                                                          Inc., the Fund's distributor.

MILTON S. BARTHOLOMEW, 71                        Trustee                  Retired; formerly a practicing
1424 Clubview Boulevard, S.                                               attorney in Columbus, Ohio; member of
Worthington, OH  43235                                                    each Fund's Audit Committee.

ROGER D. BLACKWELL, 59                           Trustee                  Professor of Marketing and Consumer
Blackwell Associates, Inc.                                                Behavior, The Ohio State University;
3380 Tremont Road                                                         President of Blackwell Associates,
Columbus, OH  43221                                                       Inc., a strategic consulting firm.

ROBERT S. MEEDER, JR.*+, 39                      Trustee and              President of Meeder Asset Management,
                                                 President                Inc.


                                       31




WALTER L. OGLE, 61                               Trustee                  Executive Vice President of Aon
400 Interstate North Parkway, Suite 1630                                  Consulting, an employee benefits
Atlanta, GA  30339                                                        consulting group.

CHARLES A. DONABEDIAN, 57                        Trustee                  President, Winston Financial, Inc.,
Winston Financial, Inc.                                                   which provides a variety of marketing
200 TechneCenter Drive, Suite 200                                         and consulting services to investment
Milford, OH  45150                                                        management companies; CEO, Winston
                                                                          Advisors, Inc., an investment adviser.

JAMES W. DIDION, 69                              Trustee                  Retired; formerly Executive Vice
8781 Dunsinane Drive                                                      President of Core Source, Inc., an
Dublin, OH  43017                                                         employee benefit and Workers'
                                                                          Compensation administration and
                                                                          consulting firm (1991-1997).

JACK W. NICKLAUS II, 39                          Trustee                  Designer, Nicklaus Design, a golf
11780 U.S. Highway #1                                                     course design firm and division of
North Palm Beach, FL 33408                                                Golden Bear International, Inc.

PHILIP A. VOELKER*+, 46                          Trustee and Vice         Senior Vice President and Chief
                                                 President                Investment Officer of Meeder Asset
                                                                          Management, Inc.; President and a
                                                                          Director of Adviser Dealer Services,
                                                                          Inc.

DONALD F. MEEDER*+, 61                           Secretary                Vice President of Meeder Asset
                                                                          Management, Inc.; Secretary of Mutual
                                                                          Funds Service Co., the Fund's transfer
                                                                          agent; Secretary of Adviser Dealer
                                                                          Services, Inc.

WESLEY F. HOAG*+, 43                             Vice President           Vice President and General Counsel of
                                                                          Meeder Asset Management, Inc. and
                                                                          Mutual Funds Service Co. (since July
                                                                          1993); Attorney, Porter, Wright,
                                                                          Morris & Arthur, a law firm (October
                                                                          1984 to June 1993).


                                       33



THOMAS E. LINE*+, 32                             Treasurer                President, Mutual Funds Service Co.,
                                                                          the Portfolio's transfer agent, and
                                                                          Chief Operating Officer, Meeder Asset
                                                                          Management, Inc., the Portfolio's
                                                                          investment adviser (since June 1998);
                                                                          Vice President and Treasurer, BISYS
                                                                          Fund Services (December 1996  to June
                                                                          1998); Senior Manager - Financial
                                                                          Services, KPMG, LLP (Sept. 1989 to
                                                                          December 1996).

BRUCE E. MCKIBBEN*+, 30                          Assistant Treasurer      Manager/Fund Accounting and Financial
                                                                          Reporting, Mutual Funds Service Co.,
                                                                          the Funds' transfer agent (since April
                                                                          1997); Assistant Treasurer and
                                                                          Manager/Fund Accounting, The Ohio
                                                                          Company, a broker-dealer (April 1991
                                                                          to April 1997).


* Interested Person of the Trust (as defined in the Investment Company Act of
1940), The Flex-funds, Meeder Advisor Funds and each Portfolio.

+ P.O. Box 7177, 6000 Memorial Drive, Dublin, Ohio 43017.

     Robert S. Meeder, Sr. is Robert S. Meeder, Jr.'s father and Donald F. Meeder's uncle.

     The following table shows the compensation paid by the Portfolios and the Fund Complex as a whole to the Trustees of the Portfolio and the Fund Complex during the fiscal year ended December 31, 1999.

                               COMPENSATION TABLE

                                       Pension or                 Total
                                       Retirement                 Compensation
                                       Benefits                   from
                         Aggregate     Accrued as  Estimated      Registrant and
                         Compensation  Part of     Annual         Fund Complex
                         from the      Portfolio   Benefits Upon  Paid to
TRUSTEE                  PORTFOLIOS    EXPENSE     RETIREMENT     TRUSTEE1, 2
-------                  ----------    -------     -------------  -----------

Robert S. Meeder, Sr.    None          None        None           None

Milton S. Bartholomew    $0            None        None           $16,734

Robert S. Meeder, Jr.    None          None        None           None

Walter L. Ogle           $0            None        None           $16,234

Philip A. Voelker        None          None        None           None

Roger D. Blackwell       $0            None        None           $15,234

Charles A. Donabedian    $0            None        None           $17,734

James Didion             $0            None        None           $16,234

Jack W. Nicklaus II      $0            None        None           $15,984


1 Compensation figures include cash and amounts deferred at the election of certain non-interested Trustees. For the calendar year ended December 31, 1999, participating non-interested Trustees accrued deferred compensation from the funds as follows: Milton S. Bartholomew - $16,734, Roger D. Blackwell - $15,234, Charles A. Donabedian - $17,734, Jack W. Nicklaus II - $15,984, and Walter L. Ogle - $8,647.

2 The Fund Complex consists of 22 investment companies.

     Each Trustee who is not an "interested person" is paid a meeting fee of $250 per regularly scheduled meeting of each Portfolio. In addition, each such Trustee earns an annual fee, payable quarterly, based on the average net assets in each Portfolio based on the following schedule: 0.00375% of the amount of each Portfolio's average net assets exceeding $15 million. Each trustee who attends a meeting called for special purposes is paid a meeting fee of $500. Members of the Audit and Strategic Planning Committees for each of The Flex-funds and Meeder Advisor Funds Trusts, and the Portfolios are paid $500 for each Committee meeting. All other officers and Trustees serve without compensation from the Portfolios or the Trust.

     All other officers and Trustees serve without compensatin from the Trust.

     The Trust, the Portfolios, and the Manager have each adopted a Code of Ethics that permits personnel subject to the Code to invest in securities, including, under certain circumstances and subject to certain restrictions, securities that may be purchased or held by the Portfolios. However, each such Code restricts personal investing practices by directors and officers of the Manager and its affiliates, and employees of the Manager with access to information about the purchase or sale of Portfolio securities. The Code of Ethics for the Trust and the Portfolios also restricts personal investing practices of trustees of the Trust and the Portfolios who have knowledge about recent Portfolio trades. Among other provisions, each Code of Ethics requires that such directors and officers and employees with access to information about the purchase or sale of Portfolio securities obtain preclearance before executing personal trades. Each Code of Ethics prohibits acquisition of securities without preclearance in, among other events, an initial public offering or a limited offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to put the interests of Fund shareholders before the interest of people who manage the Portfolios in which the Funds invest.

                                 THE DISTRIBUTOR

     Adviser Dealer Services, Inc. (the "Distributor"), 6000 Memorial Drive, Dublin, Ohio 43017, acts as the distributor of the shares of the Growth Fund and the Aggressive Equity Fund. The Distributor is an affiliate of the Manager and a subsidiary of Meeder Financial, Inc.

     On October 30, 1999 the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the 12b-1 Plans or in any agreement related to the Plans (the Rule 12b-1 Trustees), at a meeting called for the purpose of voting on the Plans, adopted a Plan of distribution for the shares of each Fund.

     Pursuant to the separate plans of distribution (collectively, the Plans) adopted by each Fund under Rule 12b-1 under the 1940 Act and an underwriting agreement (the Underwriting Agreement), the Distributor incurs the expenses of distributing each Fund's shares. See "Distribution Fees" in the Prospectus.

     Shares are sold at net asset value without an initial sales charge. There is a 1.50% contingent deferred sales charge (CDSC) on any shares redeemed within 18 months of purchase. There is a 0.75% CDSC on any shares redeemed after 18 months of purchase and before 24 months of purchase. The CDSC is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. There is no CDSC on shares acquired by reinvesting dividends.

     The Distributor receives the proceeds of contingent deferred sales charges paid by investors upon certain redemptions of shares. See "How to Buy Shares" in the Prospectus.

     The Plans continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees, including a majority vote of the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on such continuance. Either Plan may be terminated at any time, without penalty, by the vote of a majority of the Trustees who are not interested persons or by the vote of the holders of a majority of the outstanding shares of a Fund. Neither Plan may be amended to increase materially the amounts to be spent for the services described therein without approval by the shareholders, and all material amendments are required to be approved by the Board of Trustees in the manner described above. A Fund will not be contractually obligated to pay expenses incurred under 12b-1 Plan if it is terminated or not continued.

     Pursuant to each 12b-1 Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses incurred on behalf of the shares of the Fund by the Distributor. The report includes an itemization of the distribution expenses and the purposes of such expenditures. In addition, as long as the 12b-1 Plans remain in effect, the selection and nomination of Trustees who are not interested persons of the Funds shall be committed to the Trustees who are not interested persons of the Funds.

     Pursuant to the Underwriting Agreement, each Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act and the Investment Company Act of 1940. The Underwriting Agreement was approved by the Board of Trustees, including a majority of the Rule 12b-1 Trustees, on October 30, 1999.

     The Distributor for the Funds, is an affiliated person of the Manager and the Funds and received the following commissions and other compensation from the Trust during the fiscal year ended December 31, 1999.

Name of         Net Underwriting   Compensation of
Principal       Discounts and      on Redemptions    Brokerage     Other
UNDERWRITER     COMMISSIONS        AND REPURCHASES   COMMISSIONS   COMPENSATION
-----------     -----------        ---------------   -----------   ------------
Adviser Dealer    $21,109              $12,202         $20,225          $0
Services, Inc.

                      MEEDER ADVISOR FUNDS RETIREMENT PLANS

     The Trust offers retirement plans which are described in the Prospectus. Minimum purchase requirements for retirement plan accounts are subject to the same requirements as regular accounts, except for an IRA, which has a $500 minimum purchase requirement. Information concerning contribution limitations for IRA accounts and Roth IRA accounts are described below.

INDIVIDUAL RETIREMENT ACCOUNTS (IRA):

     DEDUCTIBLE CONTRIBUTIONS

     All contributions (other than certain rollover contributions) must be made in cash and are subject to the following limitations:

     REGULAR. Contributions to an IRA (except for rollovers or employer contributions under a simplified employee pension) may not exceed the amount of compensation includible in gross income for the tax year or $2,000, whichever is less. If neither you nor your spouse is an active participant in an employer plan, you may make a contribution up to this limit and take a deduction for the entire amount contributed. If you or your spouse is an active participant and your adjusted gross income (AGI) is below a certain level you may also make a contribution and take a deduction for the entire amount contributed. However, if you or your spouse is an active participant and your AGI is above the specified level, the dollar limit of the deductible contribution you make to your IRA may be reduced or eliminated.

     Regular contributions are not allowed for the year in which you attain age 70-1/2 or for any year thereafter. You do not have to file an itemized federal tax return to take an IRA deduction. Deductions are not allowed for any contribution in excess of the deduction limit. Contributions for a year may be made during such year or by the tax return filing date for such year (not including extensions), if irrevocably designated for such year, in writing, when such contribution is made.

     If you and your spouse each receive compensation during the year and are otherwise eligible, each of you may establish your own IRA. The contribution limits apply separately to the compensation of each of you, without regard to the community property laws of your state, if any.

     SPOUSAL. You may make spousal IRA contributions for a year, if: 1) your spouse has "compensation" that is includible in gross income for such year; 2) you have less compensation than your spouse for such year; 3) you do not reach age 70-1/2 by the end of such year; and 4) you file a joint federal income tax return for such year.

     If you are the compensated (or higher compensated) spouse, your contribution must be made in accordance with the regular contribution rules above. If you are the noncompensated (or lower compensated) spouse, your contribution may not exceed the lesser of $2,000 or 100% of the combined compensation of you and your spouse, reduced by the amount of your spouse's IRA contribution.

     Contributions for your spouse must be made to a separate IRA established by your spouse as the depositor or grantor of his or her own IRA and your spouse becomes subject to all of the privileges, rules, and restrictions generally applicable to IRAs. This includes conditions of eligibility for distribution; penalties for premature distribution, excess accumulation (failure to take a required distribution) and prohibited transaction; designation of beneficiaries and distribution in the event of your spouse's death; income and estate tax treatment of withdrawals and distributions.

     ADJUSTED GROSS INCOME (AGI). If you are an active participant or are considered an active participant, the amount of your AGI for the year (if you and your spouse file a joint tax return, your combined AGI) will be used to determine if you can make a deductible IRA contribution. The instructions for your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the Threshold Level, you can make a deductible contribution under the same rules as a person who is not an active participant. This AGI level may change each year. The instructions for your tax return will show you the AGI level in effect for that year.

     For example, if you are single, or treated as being single, your AGI Threshold Level is $32,000 for 1999. If you are married and file a joint tax return, your AGI Threshold Level is $52,000 for 1999. If you are not an active participant, but you file a joint tax return with your spouse who is an active participant, your AGI Threshold Level is $150,000. If you are married, file a separate tax return, and live with your spouse for any part of the year, your AGI Threshold Level is $0.

     If your AGI is less than $10,000* above your AGI Threshold Level, you will still be able to make a deductible contribution, but it will be limited in amount. The amount by which your AGI exceeds your AGI Threshold Level (AGI minus AGI Threshold Level) is called your Excess AGI. The Maximum Allowable Deduction is $2,000 per individual. You may determine your Deduction Limit by using the following formula:

      ($10,000* - EXCESS AGI )    Maximum Allowable    =  Deduction
       ---------------------   X      Deduction             Limit
                $10,000*

     Round the result up to the next higher multiple of $10 (the next higher whole dollar amount that ends in zero). If the final result is below $200, but above zero, your Deduction Limit is $200. Your Deduction Limit cannot exceed 100% of your compensation.

     *For years after 2006, $20,000 if you are married, filing jointly.

     NONDEDUCTIBLE CONTRIBUTIONS

     Eligibility - Even if your deduction limit is less than $2,000, you may still contribute using the rules in the "Deductible Contributions" section above. The portion of your IRA contribution that is not deductible will be a nondeductible contribution. You may choose to make a nondeductible IRA contribution even if you could have deducted part or all of the contribution. Generally, interest or other earnings on your IRA contribution, whether from deductible or nondeductible contributions, will not be taxed until distributed from your IRA.

     Rollover Contributions - Individuals who receive certain lump-sum distributions from employer-sponsored retirement plans may make rollover contributions to an IRA and by doing so defer taxes on the distribution and shelter any investment earnings.

ROTH INDIVIDUAL RETIREMENT ACCOUNTS (ROTH IRA):

     CONTRIBUTIONS:

     All contributions must be made in cash and are subject to the following limitations:

     REGULAR. Contributions to a Roth IRA (except for rollovers) cannot exceed the amount of compensation includible in gross income for the tax year or $2,000, whichever is less. If our adjusted gross income (AGI) is below a certain level, you may contribute the maximum amount. However, if your AGI is above a specified level, the dollar limit of the contribution you make to your Roth IRA may be reduced or eliminated.

     If you are single, and your adjusted gross income (AGI) is $95,000 or less ($150,000 or less if married and filing jointly, or $0 or less if married and filing separately) you are eligible to contribute the full amount to a Roth IRA.

     Contributions to a Roth IRA are aggregated with Traditional IRA contributions for the purpose of the annual contribution limit. Therefore, you may contribute up to the lesser of $2,000 or 100% of earned income per year to a Traditional IRA and a Roth IRA combined.

     SPOUSAL. You may make spousal Roth IRA contributions for a year, if: 1) your spouse has "compensation" that is includible in gross income for such year;
2) you have less compensation than your spouse for such year; and 3) you file a joint federal income tax return for such year.

     If you are the higher compensated spouse, your contribution must be made in accordance with the regular contribution rules above. If you are the noncompensated (or lower compensated) spouse, your contribution may not exceed the lesser of $2,000 or 100% of the combined compensation of you and your spouse, reduced by the amount of your spouse's Roth IRA contribution.

     Contributions for your spouse must be made to a separate Roth IRA established by your spouse as the depositor or grantor of his or her own Roth IRA and your spouse becomes subject to all of the privileges, rules, and restrictions generally applicable to Roth IRAs. This includes conditions of eligibility for distribution; designation of beneficiaries and distribution in the event of your spouse's death; tax treatment of withdrawals and distributions. This form may be used to establish such Roth IRA.

     NO MAXIMUM AGE LIMIT. There is no maximum age limit for making a Roth IRA contribution. Attainment of age 70 1/2does not prevent you from contributing to a Roth IRA.

     APRIL 15 FUNDING DEADLINE. Contributions to a Roth IRA for the previous tax year must be made by the tax-filing deadline (not including extensions) for filing your federal income tax return. If you are a calendar-year taxpayer, your deadline is usually April 15. If April 15 falls on a Saturday, Sunday, or legal holiday, the deadline is the following business day.

     LOWER CONTRIBUTION LIMITS. To determine the maximum contribution to a Roth IRA if your AGI is between $95,000 and $110,000 (between $150,000 and $160,000 if married, filing jointly or between $0 and $10,000 if married, filing separately), the following steps must be taken:

     (a) Subtract your AGI from $110,000 ($160,000 if married, filing jointly; $10,000 if married, filing separately).

     (b)  Multiply the result in Step `a' by .1333 (.20 if married).

     (c) If the result in Step `b' is not a multiple of $10, round up to the next multiple of $10.

     (d) The result in Step `c' is your allowable contribution limit. If it is more than $0, but less that $200, your allowable contribution limit is $200.

     INDIVIDUALS NOT ELIGIBLE TO MAKE CONTRIBUTIONS. If you are a single taxpayer and your AGI is $110,000 or above ($160,000 or above if married and filing jointly, or $10,000 or above if married and filing separately), you are not permitted to make a Roth IRA contribution for the year. For this purpose, a deductible Traditional IRA contribution is not allowed as a deduction in computing AGI, and any amount of a rollover-conversion from a Traditional IRA to a Roth IRA is not taken into account. Whether an individual, or his spouse, is an active participant in an employer retirement plan is irrelevant for determining whether he may make a Roth contribution.

     EXCESS ROTH CONTRIBUTIONS. Excess contributions to a Roth IRA are subject to a 6% penalty tax unless removed (along with attributable earnings) by your tax-filing deadline (plus extensions). An excess contribution could occur for many reasons including, for example, if you contribute more than $2,000 or 100% of earned income, or if you are not permitted to make a Roth contribution because your AGI is too high.

     CONVERSION OF TRADITIONAL CONTRIBUTIONS TO ROTH CONTRIBUTIONS. Generally, if you make a contribution to a Traditional IRA, you may transfer the contribution plus attributable earnings to a Roth IRA by your tax-filing deadline (not including extensions). The transferred contribution amount is not taxable if no deduction was allowed for the contribution. Such a contribution is treated as a Roth IRA contribution.

     ROLLING OVER/CONVERTING TRADITIONAL IRAS TO ROTH IRAS

     You are allowed to roll over, transfer, or "convert" your Traditional IRAs to Roth IRAs beginning in 1998. Regardless of whether a Traditional IRA is rolled over/converted to a Roth IRA in 1998 or afterwards, the rollover/conversion amount is subject to federal income taxation (but no 10% penalty tax).

     $100,000 AGI LIMIT FOR ROLLOVER. If you are a single taxpayer, or a married individual who files jointly, you may roll over, transfer, or convert your Traditional IRAs to Roth IRAs if your AGI is $100,000 or less. If you are a single taxpayer (or a married individual who files jointly) with AGI of more than $100,000 you may not roll over, transfer, or convert your Traditional IRAs to Roth IRAs. Also, if you are a taxpayer who is married, but files separately, you may not roll over, transfer, or convert your Traditional IRAs to Roth IRAs regardless of AGI.

     ROLLOVER/CONVERSION AFTER 1998. If you roll over a Traditional IRA distribution received after 1998, to a Roth IRA the taxable portion of the Traditional IRA distribution is included in your income for the year in which the Traditional IRA distribution is received, but the amount is not subject to the IRS 10% early distribution penalty. No special tax treatments apply.

              CONTRACTS WITH COMPANIES AFFILIATED WITH THE MANAGER

     Mutual Funds Service Co., 6000 Memorial Drive, Dublin, Ohio 43017, a wholly owned subsidiary of Muirfield Investors, Inc. and a sister company of Meeder Asset Management, Inc., provides accounting, administrative, stock transfer, dividend disbursing, and shareholder services to each Fund and Portfolio. The minimum annual fee for accounting services for each Portfolio is $7,500. Subject to the applicable minimum fee, each Portfolio's annual fee, payable monthly, is computed at the rate of 0.15% of the first $10 million, 0.10% of the next $20 million, 0.02% of the next $50 million and 0.01% in excess of $80 million of the Portfolio's average net assets. Subject to a $4,000 annual minimum fee, each class of shares of each Fund will incur an annual fee, payable monthly, which will be the greater of $15 per shareholder account or 0.10% of the Fund's average net assets, payable monthly, for stock transfer and dividend disbursing services.

     Mutual Funds Service Co. also serves as Administrator to each Fund pursuant to an Administration Services Agreement. Services provided to each Fund include coordinating and monitoring any third party services to the Fund; providing the necessary personnel to perform administrative functions for the Fund; assisting in the preparation, filing and distribution of proxy materials, periodic reports to Trustees and shareholders, registration statements and other necessary documents. Each Fund incurs an annual fee, payable monthly, of .05% of the Fund's average net assets. These fees are reviewable annually by the respective Trustees of the Trust and the Portfolios.

                             ADDITIONAL INFORMATION

     CUSTODIAN. Firstar Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202, is custodian of the assets of each Portfolio. The custodian is responsible for the safekeeping of each Portfolio's assets and the appointment of subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of the Portfolios or in deciding which securities are purchased or sold by the Portfolios. The Portfolios may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

     AUDITORS. KPMG LLP, Two Nationwide Plaza, Columbus, Ohio 43215 serves as the Trust's independent auditors. The auditors examine financial statements for each Fund and provide other assurance, tax, and related services.

                              FINANCIAL STATEMENTS

     Not Applicable.

                                     PART C

                                OTHER INFORMATION

Item 23.   EXHIBITS - AGGRESSIVE EQUITY FUND AND GROWTH FUND:

     (a) Declaration of Trust (effective June 22, 1992) -- filed as an exhibit to Registrant's initial Registration Statement on Form N-1A filed with the Commission on June 25, 1992, which exhibit is incorporated herein by reference.

     (b) By-laws of the Trust -- filed as an exhibit to Registrant's initial Registration Statement on Form N-1A filed with the Commission on June 25, 1992, which exhibit is incorporated herein by reference.

     (c)  Not Applicable.

     (d) (1) Investment Advisory Agreement between the Growth Mutual Fund Portfolio and Meeder Asset Management, Inc. is filed herewith.

          (2) Investment Advisory Agreement between the Aggressive Growth Mutual Fund Portfolio and Meeder Asset Management, Inc. is filed herewith.

     (e) Underwriting Agreement between the Trust and Adviser Dealer Services, Inc. and specimen dealer agreement between Adviser Dealer Services, Inc. and dealers will be filed by amendment.

     (f) Deferred Compensation Plan for Independent Trustees filed as an exhibit to Registrant's Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed with the Commission on April 30, 1999, which exhibit is incorporated herein by reference.

     (g) (1) Custody Agreement between the Growth Mutual Fund Portfolio and Firstar Bank, N.A. will be filed by amendment.

          (2) Custody Agreement between the Aggressive Growth Mutual Fund Portfolio and Firstar Bank, N.A. will be filed by amendment.

     (h) (1) Administrative Services Agreement between Meeder Advisor Funds' Growth Fund and Mutual Funds Service Co. will be filed by amendment.

          (2) Administrative Services Agreement between Meeder Advisor Funds' Aggressive Equity Fund and Mutual Funds Service Co. will be filed by amendment.

     (i) Opinion and Consent of Counsel -- filed as an exhibit to Registrant's initial Registration Statement on Form N-1A filed with the Commission on June 25, 1992, which exhibit is incorporated herein by reference.

     (j)  Not applicable.

     (k)  Not Applicable.

     (l) Investment Representation Letter of Initial Shareholder filed as an exhibit to Registrant's Eighth Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on April 29, 1995, which exhibit is incorporated herein by reference.

     (m) (1) Distribution Plan for the Sale of Shares of Meeder Advisor Funds The Growth Fund will be filed by amendment.

          (2) Distribution Plan for the Sale of Shares of Meeder Advisor Funds The Aggressive Growth Fund will be filed by amendment.

     (n)  Not applicable.

     (o) (1) Powers of Attorney of Trustees of Registrant are filed as Exhibit 23(o)(1) hereto.

          (2) Powers of Attorney of Trustees of each Portfolio are filed as
          Exhibit 23(o)(2) hereeto.


Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          None.

Item 25. INDEMNIFICATION

          Reference is made to Section 5.3 of the Declaration of Trust filed as an exhibit to the Registrant's initial Registration Statement on Form N-1A filed with the Commission on June 25, 1992. As provided therein, each Fund is required to indemnify its officers and trustees against claims and liability arising in connection with the affairs of each Fund, except liability arising from breach of trust, bad faith, willful misfeasance, gross negligence or reckless disregard of duties. Each Fund is obligated to undertake the defense of any action brought against any officer, trustee or shareholder, and to pay the expenses thereof if he acted in good faith and in a manner he reasonably believed to in or not opposed to the best interest of each Fund, and with respect to any criminal action had no reasonable cause to believe his conduct was unlawful. Other conditions are applicable to the right of indemnification as set forth in the Declaration of Trust. In applying these provisions, each Fund will comply with the provisions of Investment Company Act.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

          Not applicable.

Item 27.  PRINCIPAL UNDERWRITERS.

     (a)  Jefferson Funds

     (b)
          Positions and             Positions and
          Name and Principal        Offices with         Offices with
          BUSINESS ADDRESS          UNDERWRITER          REGISTRANT
          ----------------          -----------          ----------

          Robert S. Meeder, Sr.*    Director             Trustee,
                                                         Chairman

          Philip A. Voelker*        Director,            Trustee,
                                    Vice President       Vice President

          Joseph A. Zarr*           President            None

          Donald F. Meeder*         Secretary            Secretary,

          Ronald C. Paul*           Treasurer            None

          Mark D. Maxwell*          Asst. Secretary      None

     *6000 Memorial Drive, Dublin, OH 43017

     (c)

         Name          Net           Compensation
         of            Underwriting  on Redemptions
         Principal     Discount and  and              Brokerage    Other
         UNDERWRITERS  COMMISSIONS   REPURCHASES      COMMISSIONS  COMPENSATION
         ------------  -----------   -----------      -----------  ------------



Item 28. LOCATION OF ACCOUNTS AND RECORDS.

          Registrant's Declaration of Trust, By-laws, and Minutes of Trustees' and Shareholders' Meetings, and contracts and like documents are in the physical possession of Mutual Funds Service Co., or Meeder Asset Management, Inc., at 6000 Memorial Drive, Dublin, Ohio 43017. Certain custodial records are in the custody of Firstar Bank, N.A., custodian of the Core Equity, Utility Growth, Tactical Asset Allocation, Growth and Aggressive Equity Funds, at 425 Walnut Street, Cincinnati, Ohio 45202; and The Chase Manhattan Bank (London Branch), custodian of the International Equity Fund, at 125 London Wall, London EC2Y 5AJ. All other records are kept in the custody of Meeder Asset Management, Inc. and Mutual Funds Service Co., 6000 Memorial Drive, Dublin, OH 43017.

Item 29. MANAGEMENT SERVICES.
         --------------------

          None.

Item 30. UNDERTAKINGS

          Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more directors, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, and will assist communications among shareholders as set forth within Section 16(c) of the 1940 Act.

          Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dublin, and the State of Ohio on the 16th day of June, 2000.

                                          MEEDER ADVISOR FUNDS

                                          BY: /S/  WESLEY F. HOAG
                                              --------------------------
                                              Wesley F. Hoag, Vice President

     This Post-Effective Amendment to the Registration Statement on Form N-1A of Meeder Advisor Funds (File No. 33-48922) has been signed below by the following persons in the capacities with respect to the Portfolio indicated on June 16, 2000.

         SIGNATURE                                   TITLE

ROBERT S. MEEDER, SR.*                      Chairman and Trustee
------------------------------------
Robert S. Meeder, Sr.

MILTON S. BARTHOLOMEW*                      Trustee
------------------------------------
Milton S. Bartholomew

ROGER D. BLACKWELL*                         Trustee
------------------------------------
Roger D. Blackwell

JAMES W. DIDION*                            Trustee
------------------------------------
James W. Didion

CHARLES A. DONABEDIAN*                      Trustee
------------------------------------
Charles A. Donabedian

/S/ THOMAS E. LINE                          Principal Financial Officer and
------------------------------------        Principal Accounting Officer
Thomas E. Line

ROBERT S. MEEDER, JR.*                      President and Trustee
------------------------------------
Robert S. Meeder, Jr.

JACK W. NICKLAUS II*                        Trustee
------------------------------------
Jack W. Nicklaus II

WALTER L. OGLE*                             Trustee
------------------------------------
Walter L. Ogle

PHILIP A. VOELKER*                          Vice President and Trustee
------------------------------------
Philip A. Voelker

*By: /S/  WESLEY F. HOAG
    --------------------------------
    Wesley F. Hoag
       Executed by Wesley F. Hoag on behalf
       of those indicated pursuant to Powers of Attorney

                                   SIGNATURES

     Growth Mutual Fund Portfolio (the "Portfolio") has duly caused this Post-Effective Amendment to the Registration on Form N-1A of Meeder Advisor Funds (File No. 33-48922) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Dublin and State of Ohio on the 16th day of June, 2000.

                                          GROWTH MUTUAL FUND PORTFOLIO

                                          By: /S/ WESLEY F. HOAG
                                             -----------------------------
                                               Wesley F. Hoag

     This Post-Effective Amendment to the Registration Statement on Form N-1A of Meeder Advisor Funds (File No. 33-48922) has been signed below by the following persons in the capacities with respect to the Portfolio indicated on June 16, 2000.

         SIGNATURE                                   TITLE

ROBERT S. MEEDER, SR.*                      President and Trustee
------------------------------------
Robert S. Meeder, Sr.

MILTON S. BARTHOLOMEW*                      Trustee
------------------------------------
Milton S. Bartholomew

ROGER D. BLACKWELL*                         Trustee
------------------------------------
Roger D. Blackwell

JAMES W. DIDION*                            Trustee
------------------------------------
James W. Didion

CHARLES A. DONABEDIAN*                      Trustee
------------------------------------
Charles A. Donabedian

/S/  THOMAS E. LINE                         Principal Financial Officer and
------------------------------------        Principal Accounting Officer
Thomas E. Line

ROBERT S. MEEDER, JR.*                      Vice President and Trustee
------------------------------------
Robert S. Meeder, Jr.

JACK W. NICKLAUS II*                        Trustee
------------------------------------
Jack W. Nicklaus II

WALTER L. OGLE*                             Trustee
------------------------------------
Walter L. Ogle

PHILIP A. VOELKER*                          Vice President and Trustee
------------------------------------
Philip A. Voelker

*By: /S/  WESLEY F. HOAG
    --------------------------------
     Wesley F. Hoag
       Executed by Wesley F. Hoag on behalf
       of those indicated pursuant to Powers of Attorney

                                   SIGNATURES

     Aggressive Growth Mutual Fund Portfolio (the "Portfolio") has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Meeder Advisor Funds to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Dublin and State of Ohio on the 16th day of June, 2000.

                                         AGGRESSIVE GROWTH MUTUAL FUND PORTFOLIO

                                         By: /S/  WESLEY F. HOAG
                                            -------------------------------
                                             Wesley F. Hoag

     This Registration Statement on Form N-1A of Meeder Advisor Funds has been signed below by the following persons in the capacities with respect to the Portfolio indicated on June 16, 2000.

         SIGNATURE                                   TITLE

ROBERT S. MEEDER, SR.*                      President and Trustee
------------------------------------
Robert S. Meeder, Sr.

MILTON S. BARTHOLOMEW*                      Trustee
------------------------------------
Milton S. Bartholomew

ROGER D. BLACKWELL*                         Trustee
------------------------------------
Roger D. Blackwell

JAMES W. DIDION*                            Trustee
------------------------------------
James W. Didion

CHARLES A. DONABEDIAN*                      Trustee
------------------------------------
Charles A. Donabedian

/S/  THOMAS E. LINE                         Principal Financial Officer and
------------------------------------        Principal Accounting Officer
Thomas E. Line

ROBERT S. MEEDER, JR.*                      Vice President and Trustee
------------------------------------
Robert S. Meeder, Jr.

JACK W. NICKLAUS II*                        Trustee
------------------------------------
Jack W. Nicklaus II

WALTER L. OGLE*                             Trustee
------------------------------------
Walter L. Ogle

PHILIP A. VOELKER*                          Vice President and Trustee
------------------------------------
Philip A. Voelker

*By: /S/  WESLEY F. HOAG
    --------------------------------
    Wesley F. Hoag
       Executed by Wesley F. Hoag on behalf
       of those indicated pursuant to Powers of Attorney